ANNUAL REPORT AS OF
FEBRUARY 28, 1998


SEI INSTITUTIONAL
INTERNATIONAL
TRUST



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International Equity
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Emerging Markets Equity
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International Fixed Income
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Emerging Markets Debt
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[SEI LOGO OMITTED]
SEI
  INVESTMENTS
  THE ART OF PEOPLE.
  THE SCIENCE OF RESULTS.
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TABLE OF CONTENTS
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REVIEW OF NON-U.S. EQUITY MARKETS....................................     1
REVIEW OF NON-U.S. BOND MARKETS .....................................     2
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
      INTERNATIONAL EQUITY PORTFOLIO.................................     4
      EMERGING MARKETS EQUITY PORTFOLIO .............................     5
      INTERNATIONAL FIXED INCOME PORTFOLIO...........................     7
      EMERGING MARKETS DEBT PORTFOLIO................................     8
STATEMENTS OF NET ASSETS/SCHEDULES OF INVESTMENTS.....................   10
STATEMENTS OF ASSETS AND LIABILITIES.................................    26
STATEMENTS OF OPERATIONS ............................................    27
STATEMENTS OF CHANGES IN NET ASSETS .................................    28
FINANCIAL HIGHLIGHTS ................................................    29
NOTES TO FINANCIAL STATEMENTS........................................    30
REPORT OF INDEPENDENT ACCOUNTANTS ...................................    36
NOTICE TO SHAREHOLDERS...............................................    37

REVIEW OF NON-U.S. EQUITY MARKETS
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SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998


INTERNATIONAL EQUITY MARKET OVERVIEW

      Last year's equity markets returned to significant volatility as new highs in the U.S. and Europe offset a weaker Asia. Strong economic fundamentals like low inflation, low interest rates and strong corporate profits helped to spur the European markets higher. However, Japan's domestic sensitive shares suffered again as government reforms continue to disappoint investors. Finally, Thailand's currency was unpegged from the U.S. dollar in July and proceeded to drop in value. The currency devaluation that occurred in Thailand quickly spread throughout the Asian region, affecting all other markets. As 1997 came to a close, investors were fleeing from the region with shaken confidence. The first two months of 1998, however, saw a surprising rebound in both currencies relative to the dollar and the local markets. The International Monetary Fund ("IMF") stepped into many of these economies and established strict guidelines designed to stabilize the currencies and markets. Those countries who followed the guidelines were rewarded with renewed investor confidence in early 1998, while those who did not follow the IMF experienced further declines.
      Within Europe, the MSCI Europe Index gained approximately 34% for the year ended February 1998, with value stocks outperforming their growth counterparts by over 3%. The convergence within Europe to one currency drove much of the performance as interest rates fell in line with Germany's low rate. Inflation remains in check across Europe, with companies continuing to surprise on the upside in terms of earnings. Cost cutting, merger and acquisition activity and a focus on shareholder value by many leading European companies has driven the market to record highs as of February 28, 1998. Spain, Switzerland and Italy were among the strongest performers for the year, driven primarily from merger and acquisition activity within the financial services industry. As Europe moves to one market, banks will be able to compete regionally and are combining in anticipation. Within the U.K., a 21% position within the MSCI EAFE Index, strong earnings, low inflation and combinations among the largest firms in the market helped to drive the index up over 37% in U.S. dollar terms.
      In Asia, all market's were down after Thailand let the currency peg fall in July 1997. Malaysia, Singapore and Hong Kong were hardest hit within the developed markets, while Japan (25% of the MSCI EAFE Index) was off 8.1% in U.S. dollar terms. Significant capital flight from Asia exacerbated the problem as liquidity in the system dried up. With rising interest rates and mountains of bad debt on the corporate balance sheet, growth slowed significantly in the region. The IMF intervention in late December 1997 and early 1998 helped to quell investors' fears and brought back some confidence in the region. For the first two months of 1998, the markets in the Pacific Rim were among the strongest.
      Our International Equity Portfolio weathered the storm well last year, but underperformed relative to the MSCI EAFE Index. We were underweight to Japan and overweight to Europe. This positioning helped our returns for the year as Europe's strong return helped to offset weakness in Japan. However, stock selection within Japan was the primary reason for our shortfall. Our well diversified approach within each region exposed us to the domestically sensitive shares in Japan, whose returns fell short of the export oriented shares. In fact, Japan on the whole had a negative return, but there were a few, globally competitive companies whose share prices benefited from the technology industry's return.

REVIEW OF NON-U.S. BOND MARKETS
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SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

INTERNATIONAL FIXED INCOME MARKET REVIEW

      Developed market international bonds, as measured by the Salomon Brothers Non-U.S. World Government Bond Index, gained only 2.9% for the twelve-month period ended February 28, 1998, considerably less than the double-digit gains of domestic bonds. Despite largely keeping pace with U.S. bond gains when measured in local currency terms, a U.S. dollar strengthening versus nearly every developed currency significantly reduced international bond returns during the fiscal year. Strong investor demand for U.S. assets lifted the greenback. Emerging markets debt modestly outperformed U.S. bonds for the twelve-month period, gaining 11.0% as measured by the JP Morgan Emerging Markets Bond Index Plus ("EMBI+"). After narrowing to an all-time low of 330 basis points, the yield premium for emerging markets debt widened to over 600 basis points during the Asian currency crisis in October, as panicky investors sold all types of emerging markets securities. By the end of the fiscal year, emerging debt securities yielded 495 basis points more than U.S. Treasuries, approximately 100 basis points wider than at the start of the fiscal year. For the eight-month period ended February 28, 1998, corresponding to the life of the SEI Emerging Markets Debt Portfolio, emerging markets gained 5.2% as measured by the EMBI+.
      Italian and Spanish bond markets outpaced their German counterparts as those governments reduced inflation and slashed their fiscal deficits in order to qualify for the European Monetary Union ("EMU"). The long-term yield differentials between these countries dramatically narrowed throughout the period. At the fiscal year-end, it appeared that EMU would commence as scheduled on January 1, 1999 with eleven member nations: Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal and Spain.
      In France and Germany, sluggish growth and mild inflation nudged long-term yields lower, but the continental European currencies declined relative to the U.S. dollar for the period. The United States' surging equity market, strong economic growth with little inflation, and attractive Treasury yield levels enticed investors and buoyed the dollar. The only modest supports for continental European currencies were the Bundesbank's 30 basis point hike in the overnight lending rates in early October and safe-haven inflows during the Asian crisis.
      The British economy, in contrast to continental Europe, registered strong growth. During the period, the Bank of England hiked short-term interest rates 1.25%, but long-term rates fell by nearly the same amount as the relatively high yield levels attracted investment. As a result, the yield curve ended the fiscal year inverted. The pound gained from the rate hikes, healthy economic growth, and strong investor demand for British bonds.
      Japanese yield levels continued to decline throughout the fiscal year as the economy grew an anemic 0.9% in 1997. Early in the period, bonds suffered and the yen rose amidst optimism amongst manufacturers and a ballooning current account surplus. However, the economy later slowed, and the regional crisis dimmed the exporting sector, the lone bright spot of the Japanese economy. Bankruptcies of regional banks and of the fourth largest securities firm also weakened the yen versus the dollar.

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      In Eastern Europe, Bulgaria was a top performer, advancing more than 40%
for the fiscal year, as the country made significant progress on structural reforms and privatization programs. Russia gained on the anticipated rescheduling of its Soviet-era debt during the summer, but was hit particularly hard during the Asian crisis as many leveraged investors became forced sellers. Also, speculation of a possible Russian ruble devaluation and the health problems of President Boris Yeltsin further reduced returns. Russia recouped some of its losses after the Asian crisis subsided, Yeltsin's health improved, and the government made progress on the budget.
      In Latin America, Mexico made strong advances and fared better than most countries during the Asian crisis. The 1994 Mexican peso crisis wrung most of the leverage out of the Mexican banking system, resulting in fewer forced liquidations when the Asia crisis hit. Brazil lagged other nations as investors feared the country's currency would devalue. However, Brazil rebounded after quick and decisive fiscal austerity measures enacted late in 1997 restored investor confidence. Peru and Ecuador also performed well as positive economic developments led to favorable initial credit ratings.

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MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
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SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998


                         INTERNATIONAL EQUITY PORTFOLIO

      OBJECTIVE. The International Equity Portfolio seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of non-U.S. issuers. The Portfolio also seeks to provide U.S. investors with a vehicle for international diversification, which can reduce variability of Portfolio returns to the extent that foreign markets have a relatively low correlation with the U.S. market.
      STRATEGY. The International Equity Portfolio is diversified across a number of markets and includes commitments to large-cap and small-cap shares. Exposure is also maintained to growth and value styles of active management. Emphasis is placed on active security selection as the principal source of value-added as opposed to active country allocation. The Portfolio does not hedge foreign currency exposure.
      ANALYSIS. For the fiscal year ended February 28, 1998, the International Equity Portfolio returned 10.2% versus a return of 15.5% for its benchmark the MSCI EAFE Index.
      Strong returns in Europe helped to offset the weakness that developed in Asia in late 1997. Stock selection across the Portfolio was negatively affected by Japan, but offset slightly within Europe and Asia Ex-Japan. The Portfolio's regional weights were roughly in line with the benchmark's weights, with a slight overweight to Europe and underweight in Asia. The regional weights remained consistent throughout the year.
      The Portfolio's underperformance was primarily due to stock selection within Japan. Despite an underweighted position in Japan relative to the benchmark, economically sensitive issues in our Portfolio underperformed their large cap, export oriented counterparts. Efforts by the government to revitalize the economy have been lackluster, and as a result have convinced investors that domestic demand will remain weak and net exporters will benefit.
      In addition, near the end of the calendar year 1997, weakness across the entire Asian region caused dramatic capital flight out of Singapore, Malaysia and Hong Kong and, at the same time, brought into question the turn-around potential for Japan. Currency

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                              INTERNATIONAL EQUITY
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                          AVERAGE ANNUAL TOTAL RETURN1
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                     One   Annualized Annualized Annualized
                    Year     3 Year     5 Year   Inception
                   Return    Return     Return    to Date
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Class A            10.21%    10.96%     9.44%     5.28%
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Class D, Synthetic  9.92%    10.59%     9.15%     6.43%*
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Class D, Synthetic,
w/load              4.47%     8.73%     8.04%     5.01%*
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*ACTUAL, NOT SYNTHETIC
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI INTERNATIONAL EQUITY PORTFOLIO, CLASS A OR CLASS D, SYNTHETIC W/LOAD, VERSUS THE MORGAN STANLEY MSCI EAFE INDEX

[LINE GRAPH OMITTED]
          MORGAN STANLEY       SEI INTERNATIONAL        SEI INTERNATIONAL
            MSCI EAFE      EQUITY PORTFOLIO, CLASS D    EQUITY PORTFOLIO,
             INDEX             SYNTHETIC, W/LOAD             CLASS A
12/31/89    $10,000                 $9,500                   $10,000
2/28/90       8,957                  9,094                    9,573
2/28/91       8,751                  9,127                    9,607
2/29/92       8,101                  8,978                    9,451
2/28/93       7,766                  9,173                    9,656
2/28/94      10,809                 11,414                   12,016
2/28/95      10,329                 10,507                   11,094
2/29/96      12,069                 12,269                   13,013
2/28/97      12,461                 12,930                   13,755
2/28/98      14,389                 14,213                   15,160

1 FOR THE PERIOD ENDED FEBRUARY 28, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS D SHARES WERE OFFERED BEGINNING ON MAY 1, 1994. THE PERFORMANCE SHOWN FOR THE CLASS D SHARES PRIOR TO SUCH DATE IS SYNTHETIC'S PERFORMANCE DERIVED FROM THE PERFORMANCE OF CLASS A SHARES ADJUSTED TO REFLECT THE MAXIMUM SALES CHARGE OF 5.0% FOR THE CLASS D SHARES. CLASS A SHARES WERE OFFERED BEGINNING DECEMBER 30, 1989.

4
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devaluations in Thailand and Indonesia along with the trading interdependence of the Asian countries caused the region to come to a dramatic standstill by the end of 1997. Japan depends on the region for its own growth prospects and as this region slowed, it added to an already weak market.
      Our well diversified, risk controlled approach led to our exposure to both domestic oriented and export oriented companies within Japan. In particular, the construction and finance sectors that depend on a strong economy were the worst performing groups in the Portfolio. Our strategy also had some exposure to smaller cap issues whose returns lagged significantly behind the large cap benchmark. The return differential between large cap growth and small cap value was 45%, as measured by the NRI/Russell Indices. With this type of dispersion, any exposure to small cap stocks resulted in relative underperformance.
      The Portfolio's exposure to smaller cap stocks was reduced over the year in an effort to control uncompensated risk against the benchmark. In addition, we continue to concentrate the Portfolio into the most attractive names in order to increase the return potential of the Portfolio without significantly affecting total risk.


                                EMERGING MARKETS
                                EQUITY PORTFOLIO

      OBJECTIVE. The Emerging Markets Equity Portfolio seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.
      STRATEGY. The Portfolio employs money management specialists focusing on regions across Latin America, Asia, emerging Europe, South Africa and the smaller markets. The managers specializing in Latin America, Asia and emerging Europe focus on both bottom up fundamental company analysis and top down country allocation. The smaller markets mandate pursues a structured approach to capture the long term investment opportunity provided by these newly emerging markets.
      ANALYSIS. For the fiscal year ended February 28, 1998, the Emerging Markets Equity Portfolio returned -17.7%, outperforming its benchmark, the IFC Investable Composite, which returned -21.9%.
      The Portfolio's results were largely due to the Asian currency crisis which took place in the second half of 1997. The crisis was sparked by Thailand's devaluation of the baht, which subsequently led to all Southeast Asian markets devaluing their currencies, as well as several North Asian markets. The IFC Investable Asia index lost slightly more than 50% over the past twelve months. The Indonesian market lost 80% in U.S. dollar terms, mainly due to a lack of confidence in the local currency and uncertainty surrounding the political will to follow subscribed International Monetary Fund policies. Malaysia, Thailand, the Philippines and Korea all fell more than 50% over the past twelve months, again due to severe devalua-

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

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                             EMERGING MARKETS EQUITY
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                          AVERAGE ANNUAL TOTAL RETURN1
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                          One     Annualized  Annualized
                          Year      3 Year    Inception
                         Return     Return     to Date
--------------------------------------------------------------------------------
Emerging Markets Equity,
Class A                  -17.72%      1.23%      2.06%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI EMERGING MARKETS EQUITY PORTFOLIO, VERSUS THE IFC INVESTABLE COMPOSITE INDEX

[LINE GRAPH OMITTED]

            EMERGING MARKETS EQUITY       IFC INVESTABLE
              PORTFOLIO, CLASS A          COMPOSITE INDEX
1/31/95             $10,000                   $10,000
2/28/95              10,138                     9,871
2/29/96              10,830                    11,203
2/28/97              12,782                    12,985
2/28/98              10,517                    10,136


1 FOR THE PERIOD ENDED FEBRUARY 28, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995.

tions and poor sentiment concerning the future outlook of the banking sector. The Latin American markets fared much better, ending the year up 3%. Mexico led the region higher, rising 17%, due to continued optimism on strong domestic growth and low interest rates. The Brazilian market was negatively impacted by the Asian currency crisis, however the market rebounded sharply to end the twelve months up 2%.
      The Portfolio's outperformance was mainly due to positive manager performance. Our best relative performing manager was Coronation Asset Management in South Africa, where our Portfolio outperformed by approximately 9.5% for the year. The performance was driven by positive stock selection within the banking and finance sector, and our underweight to gold and mining shares. We witnessed an extreme divergence in the market, where merger activity in the banking sector fueled a rally, and low inflation combined with central bank activity selling gold reserves pushed gold prices to very low levels. The Asia portfolio also provided investors with strong relative returns, outperforming by 8%. Within Asia, our overweight to defensive sectors, mainly tobacco and utilities, and an underweight to the banking and finance sector contributed significantly to performance. The Portfolio's exposure to smaller markets was also positive for the year. Parametric Portfolio Associates had the best absolute performance of all the regions for the past twelve months, rising 3%. The smaller markets, which are characteristically less liquid and maintain the lowest correlation to other emerging markets, finished the year unscathed by the Asian currency crisis. Latin America was the only disappointment, where our portfolio returned 2%, 1% under its benchmark. The portfolio's underweight to Mexico, the best performing market in the region accounted for most of the underperformance. We have been concerned about social stability within Mexico, and have maintained a small underweight to the market. Offsetting most of those losses, was our decision to overweight Brazil and the telecommunications sector within Brazil, which added significantly to relative performance.
      In December, 1997, SEI added Credit Suisse Asset Management as sub-advisor covering the emerging European markets. The mandate includes Greece, Portugal, Turkey, Russia, the Czech Republic, Hungary and Poland. The mandate will also cover newly emerged Central

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and Eastern European markets, as these markets mature and develop a stable investment environment. For the first two months of 1998, Credit Suisse has outperformed their stated benchmark, contributing positively to performance.


                               INTERNATIONAL FIXED
                                INCOME PORTFOLIO

      OBJECTIVES. The International Fixed Income Portfolio seeks to provide capital appreciation and current income through investments primarily in investment grade, non-U.S. dollar denominated government and corporate fixed income securities. The Portfolio also seeks to provide U.S.-based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their portfolios. The Portfolio invests primarily in high-quality, foreign currency government obligations. Although there are no restrictions on the Portfolio's overall duration, under normal conditions it is expected to range between four and six years.
      STRATEGY. Portfolio construction entails a two-stage process which combines fundamental macroeconomic analysis and technical price analysis. First, a fundamental judgment is made about the direction of a market's interest rates and its currency. A technical price overlay is then applied to the fundamental position to ensure that the Portfolio is not substantially overweighted in a declining market or underweighted in a rising one.
      Country and currency allocations are made separately. As a result, the Portfolio's currency exposure may differ from its underlying bond holdings. Under normal circumstances, the Portfolio will generally be diversified across 6 to 12 countries with continual exposure to the three major trading blocs: North America, Europe, and the Pacific Basin. Depending upon the relative fundamental and technical views, each trading bloc is over or underweighted relative to the Portfolio's benchmark index. Currency exposure is actively managed to maximize return and control risk through the use of forward currency contracts and cross-currency hedging techniques.
      ANALYSIS. The International Fixed Income Portfolio advanced 3.2% for the year ended February 28, 1998, outperforming the Salomon Brothers Non-U.S. World Government Bond Index return of 2.9%. Well-timed currency movements between Japan and Europe, an overweight to British bonds, and an underweight to Japanese bonds generated the outperformance.

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                           INTERNATIONAL FIXED INCOME
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
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                                       One   Annualized  Annualized
                                       Year    3 Year    Inception
                                      Return   Return     to Date
--------------------------------------------------------------------------------
International Fixed Income, Class A    3.23%    6.21%      6.74%
--------------------------------------------------------------------------------
   COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE
   SEI INTERNATIONAL FIXED INCOME PORTFOLIO, VERSUS THE SALOMON WGBI, NON-U.S., UNHEDGED

[LINE GRAPH OMITTED]

          SALOMON WGBI, NON-U.S.,      SEI INTERNATIONAL
                  UNHEDGED         FIXED PORTFOLIO, CLASS A
9/30/93           $10,000                 $10,000
2/28/94            10,089                  10,087
2/28/95            11,156                  10,937
2/29/96            12,448                  12,464
2/28/97            12,530                  12,694
2/28/98            12,916                  13,104

1 FOR THE PERIOD ENDED FEBRUARY 28, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 1, 1993.

MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

      Early in the period, Japanese bonds suffered and the yen rose following optimistic economic forecasts. However, economic activity slowed and the decline was exacerbated by the Southeast Asian crisis. Bankruptcies of regional banks and of the fourth largest securities firm also weakened the yen towards the end of 1997. The Portfolio emphasized the yen early in the period and later underweighted the currency towards the end of the fiscal year, thus adding to relative returns.
       Italian and Spanish bond markets outperformed as those governments made significant progress to meet the fiscal requirements for the European Monetary Union. Modest underweights to these bond and currency markets hurt relative performance.
      British bonds and the pound both were top performers for the fiscal year, driven by a strong British economy, attractive yield levels, and a vigilant central bank. In the spring of 1997, the newly-elected Labour government de-politicized the central bank and gave it full authority to set interest rate policy. By the end of the fiscal year, the Bank of England hiked short-term interest rates 1.25% to cool the hot economy, but long-term rates fell as relatively high yield levels attracted investors. The pound gained from the rate hikes and strong foreign demand for British bonds. The Portfolio's fairly consistent overweight to British bonds and tactical overweights to the pound contributed to performance.


                                EMERGING MARKETS
                                 DEBT PORTFOLIO

      OBJECTIVES. The Emerging Markets Debt Portfolio seeks to maximize total return. The portfolio seeks to achieve the objective by investing in primarily high yield, below-investment grade fixed income securities from emerging markets of foreign countries. The Portfolio also seeks to provide U.S.-based investors with a vehicle to diversify and enhance the returns of the domestic fixed income portion of their portfolios. Under normal circumstances, the Portfolio is anticipated to be invested primarily in U.S. dollar-denominated emerging debt.
      STRATEGY. Structuring and managing the Portfolio entails a multi-step process. First, an internal assessment of country risk is compared with the market's pricing of country risk to determine relative value opportunities. The output determines which countries are 1) "core" holdings which have the strongest economic/ political/debt attributes, 2) "trading" countries which present more opportunistic value, and 3) countries "not currently suitable" for investment. Under normal circumstances, the Portfolio will be diversified across 10-15 countries.
      The next step in the process determines relative value amongst sectors within a country, and security selection within the sectors. The final step incorporates a disciplined sell process through continual risk/reward analysis across and within emerging debt countries. U.S. interest-rate risk relative to the benchmark is controlled through the maintenance of a tightly constrained U.S. Treasury duration. Excess return is captured through active management of the sovereign spread component relative to the benchmark.


8
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================================================================================
                              EMERGING MARKETS DEBT
================================================================================
                          AVERAGE ANNUAL TOTAL RETURN1
--------------------------------------------------------------------------------
                                      Cumulative Inception
                                            to Date
--------------------------------------------------------------------------------
Emerging Markets Debt, Class A               5.64%
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN THE VALUE OF A $10,000 INVESTMENT IN THE SEI EMERGING MARKETS DEBT PORTFOLIO, VERSUS THE J.P. MORGAN EMBI PLUS

[LINE GRAPH OMITTED]

          EMERGING MARKETS DEBT PORTFOLIO, CLASS A    J.P. MORGAN EMBI PLUS
6/29/97                 $10,000                              $10,000
2/28/98                  10,563                               10,522

1 FOR THE PERIOD ENDED FEBRUARY 28, 1998. PAST PERFORMANCE IS NO INDICATION OF
  FUTURE PERFORMANCE. CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997.

      ANALYSIS. The Emerging Markets Debt Portfolio posted a since inception return of 5.6% for the period June 30, 1997 to February 28, 1998 to outperform the J.P. Morgan Emerging Markets Debt Index Plus return of 5.2% over the same eight-month period. A defensive posturing throughout the Asian crisis and propitious country weightings drove the outperformance.
      In Latin America, Brazil lagged other emerging debt countries for the eight-month period ended February 28, 1998, as investors fretted that the Asian currency crisis would spread and trigger a devaluation of Brazil's currency, the REAL. A consistent underweight to the country added to relative performance. Mexico weathered the Asian crisis better than most because the 1994 peso crisis eliminated much of the leverage in the Mexican banking system. Also, the nation is viewed as a "safe-haven" emerging debt country. The Portfolio's overweight to the country added to performance.
      Peru and Ecuador outperformed as both received favorable initial credit ratings. Moody's rated Ecuador's long term debt B1, while Standard & Poor's rated Peru BB. The Portfolio's concentrations in these countries added to returns.
      Russia underperformed over the entire eight-month period, but was up strongly before and after the Asian crisis occurred in the fall. The country initially rallied on the anticipation that over $35 billion in Soviet-era loans would be restructured into bonds. During the Asian crisis, the combination of forced leveraged sellers and fears of a ruble devaluation pummeled the country's debt. However, after the Asian crisis subsided, the completion of the loan restructuring and progress passing a fiscally conservative budget sparked a rally. The Portfolio's increased overweights during periods of sharp appreciation boosted performance.

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

INTERNATIONAL
EQUITY PORTFOLIO
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS -- 88.5%
AUSTRALIA -- 3.8%
   Amalgamated Holdings               36,000     $     150
   Australia & New Zealand Bank      226,050         1,549
   Australian Gas Light              113,364           900
   Australian Resources*             292,600            36
   Brambles Industries                41,205           861
   Broken Hill Proprietary           122,670         1,207
   Capral Aluminum                   204,600           430
   Coles Myer                         89,000           460
   Commonwealth Bank of Australia    187,200         2,318
   Consolidated Rutile*              412,200           162
   Foodland                          100,100           750
   Futuris                            64,890            77
   General Property Trust            192,000           375
   Goodman Fielder                   437,850           755
   Great Central Mine                129,000           171
   Hardie (James) Industries         125,000           387
   Lend Lease                         70,000         1,755
   MacMahon Holdings                 145,500            59
   National Australia Bank           511,402         7,044
   Newscorp                          173,100         1,098
   Pacific Magazines & Print         100,300           209
   Qantas Airways                  1,632,000         2,779
   QBE Insurance                     125,000           516
   Rio Tinto Limited*                 90,525         1,184
   Rothmans Holdings                  18,000           108
   Stockland Trust Group              49,500           126
   Telstra*                          226,281           600
   WMC Limited                       131,625           445
   Wesfarmers                         48,000           462
   Westpac Banking                   621,127         4,290
   Westpac Property Trust            155,500           201
   Woodside Petroleum                 75,000           460
   Woolworths                        110,790           454
                                                 ---------
                                                    32,378
                                                 ---------
AUSTRIA -- 0.1%
   Brauerei Schwechat                  3,700           141
   Strabag Oesterreich                 1,200            61
   Voest-Alpine Stahl                  7,700           305
                                                 ---------
                                                       507
                                                 ---------
BELGIUM -- 0.7%
   CMB                                 8,770           690
   CNP                                 1,700           117
   Petrofina                           7,000         2,390
   Solvay                             27,100         1,702
   Tractabel                          10,300         1,059
                                                 ---------
                                                     5,958
                                                 ---------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
DENMARK -- 0.3%
   Danske Traelast                     2,080     $     194
   Den Danske Bank                    13,550         1,745
   FIH, Series B                      10,320           246
   Monberg & Thorsen Holding           2,400           104
                                                 ---------
                                                     2,289
                                                 ---------
FINLAND -- 0.6%
   Finnair, Series 1                  10,000            91
   Finnlines                           8,700           427
   Merita Bank, Class A              677,400         3,965
   Outokumpu Oyj                       7,000            92
   Rauma Oyj                          22,700           373
   UPM-Kymmene                        10,100           262
                                                 ---------
                                                     5,210
                                                 ---------
FRANCE -- 6.6%
   Alcatel Alsthom                    23,200         3,022
   AXA UAP                            39,700         3,846
   Banque National Paris              56,300         3,407
   Bazar de L'hotel de Ville             850            90
   Bongrain                              825           373
   Chargeurs International             2,650           157
   CIC Union Europe                    2,550           203
   De Dietrich et Compagnie            1,981            98
   Elf Aquitaine                      33,200         3,784
   Eridania Beghin Say                 4,250           759
   Fimalac                             1,200           123
   Galeries Lafayette                    700           454
   Gaumont                             4,300           308
   Generale des Eaux                  20,815         3,279
   Generale des Eaux Warrants*        19,815            20
   Havas                              39,900         3,116
   L'Air Liquide                      19,850         3,212
   Lafarge                            28,915         2,137
   Marine Wendel                       5,350           761
   Paribas                            81,800         7,789
   Parisienne de Rees*                 4,200           327
   Peugeot                            52,850         7,536
   Rhone Poulenc                      73,200         3,378
   Saint Gobain                        7,950         1,115
   Scor                               10,150           525
   Societe Generale                   18,250         2,755
   Union Assurances Federal            2,400           330
   Valeo                              35,400         3,033
   Vallourec                           7,850           542
                                                 ---------
                                                    56,479
                                                 ---------
GERMANY -- 7.9%
   Agiv*                              54,480         1,171
   Allianz                            11,800         3,718

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   BASF                               98,400      $  3,583
   Bayer                              49,990         2,109
   Bayer Vereinsbank                   5,050           315
   Bayerische Motoren Werke            8,278         8,352
   BHF Bank                            4,400           126
   Binding Brauerei                      300            69
   Commerzbank                       311,839        11,296
   Continental                        26,000           625
   DBV Holding                           560           249
   DLW*                                1,450           168
   Dresdner Bank                      77,400         3,512
   Dywidag                               410            44
   Heidelberger Zement                15,500         1,149
   Henkel Kgaa                        56,200         3,641
   Hoechst                            77,000         2,985
   Holsten Brau                          500           102
   IWKA                                1,200           266
   Lufthansa                          64,500         1,243
   Mannesmann                          6,800         4,087
   Metro                              60,700         2,761
   PWA                                 4,769           844
   Rheinische Hypothekenbank*            150            78
   Ruetgers                              750           118
   SGL Carbon                          2,000           237
   Thyssen                            21,700         4,780
   Viag                               12,175         6,592
   Volkswagen                          4,400         2,898
                                                 ---------
                                                    67,118
                                                 ---------
HONG KONG -- 3.0%
   Cheung Kong Holdings              183,000         1,282
   Cheung Kong Infrastructure        160,000           493
   China Resources Development       250,000           546
   China Telecom*                    300,000           544
   Citic Pacific                     135,000           523
   Clp Holdings Limited               76,000           395
   Guoco Group                       119,000           303
   Hang Seng Bank                    106,000         1,003
   Harbour Centre Development         43,000            36
   Henderson Land Development        247,000         1,289
   Hon Kwok Land Investment          587,400           108
   Hong Kong Aircraft Engineering     77,200           165
   Hong Kong Electric                472,000         1,677
   Hong Kong Telecommunications      551,000         1,160
   HSBC Holdings                     276,290         7,994
   Hutchison Whampoa                 189,000         1,337
   Jardine International Motor       262,000           146
   Kumagai Gumi                      971,100           652
   Lai Sun Garment                   290,000           157
   Liu Chong Hing                    205,000           176
   New World Development             149,000           549
   Oriental Overseas International   264,000           116
   Peregrine Investment Holdings+    526,000            --

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   QPL International Holdings        108,000     $      56
   Semi-Tech (Global)                264,000            31
   Shanghai Industrial Holdings      100,000           434
   Sun Hung Kai Properties           293,200         2,197
   Swire Pacific, Series A           145,800           878
   Tai Cheung Holdings               285,000            97
   Tysan Holdings                    362,000            48
   Wharf Holdings                    554,000         1,156
                                                 ---------
                                                    25,548
                                                 ---------
IRELAND -- 0.3%
   Anglo Irish Bank                   45,900           113
   Greencore Group                   515,000         2,577
   Hibernian Group                    22,500           206
                                                 ---------
                                                     2,896
                                                 ---------
ITALY -- 2.8%
   Assicurazioni Generali             98,370         2,813
   Assicurazioni Generali Rights*     98,370           203
   Banca Nazionale Lavoro Di Risp     91,000         2,128
   Banca Popolare di Milano          136,600         1,173
   Banca Popular di Brescia           29,500           368
   Benetton*                          34,700           650
   ENI SPA                           870,443         5,090
   Ericsson                            6,400           342
   Istituto Bancario san Paolo
     di Torino                       283,400         3,330
   Montedison                      3,460,100         3,576
   Montefibre                         95,000            78
   Telecom Italia                    494,155         3,365
   Telecom Italia Mobile SPA          63,000           289
   Toro Assicurazioni                  9,030           163
                                                 ---------
                                                    23,568
                                                 ---------
JAPAN -- 19.0%
   Ajis                               16,000            76
   Apollo Electronics                 24,000           219
   Asahi Bank                        172,000           909
   Asatsu                             27,200           567
   Bank of Tokyo-Mitsubishi          101,000         1,434
   Belc                                9,000            60
   Benesse                             3,200            84
   Bridgestone                        42,000           970
   Canon                             295,000         6,764
   Charle                              8,000            81
   Chichibu Onoda Cement             400,000           869
   Chuba Electric Power               48,100           771
   Chubu Steel Plate                  41,000            88
   Chubu Suisan                       23,000            67
   Chugai Pharmaceutical              70,000           446
   Chuo Warehouse                     14,000            80
   Comany                             11,000            85
   Computer Engineering & Consult     20,000           219
   Dai Ichi Pharmaceutical           229,000         3,143

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Dai Nippon Printing                82,000       $ 1,399
   Dai-Ichi Kangyo Bank              157,000         1,333
   Daikin Industries                 166,000           836
   Daitec  Limited                     1,000            19
   Daiwa House Industries            151,000         1,184
   Danto                              34,000           244
   Denyo                              13,000            75
   Dio Chemicals                      16,400            65
   East Japan Railway                    396         1,876
   Fuji Electric                     330,000         1,113
   Fuji Photo Film                   177,000         6,951
   Fujitsu                           106,000         1,194
   Fujitsu Business Systems           32,000           475
   Genki Sushi                         6,000            69
   Glory                              44,000           820
   Hitachi                           426,000         3,204
   Hitachi Information Systems        50,000           520
   Hitachi Medical                    85,200           879
   Honda Motor                       287,000         9,950
   Horiba                             19,000           237
   Horipro                            10,000            63
   House of Rose                      11,000            59
   Ichiken                            39,000            72
   Iino Kaiun*                       116,000           265
   Izumi Industries                   11,000            27
   Japan Knowledge                    13,000            73
   Japan Living Service               29,000            80
   Japan Process Development          13,000            65
   Japan Tobacco                         234         1,725
   Jastec                              8,000            74
   Kamigumi                          193,000           883
   Kandenko                           72,000           503
   Kaneka                            142,000           811
   Kansai Electric Power              60,200         1,036
   KDD                                15,900           669
   Keihanshin Real Estate             86,000           403
   Kentucky Fried Chicken Japan       24,000           206
   Keyence                             2,560           376
   King Jim                           49,800           415
   Kubota                            382,000         1,103
   KVK                                 9,000            20
   Kyocera                            26,800         1,446
   Marubeni                          789,000         2,185
   Marukyo                            19,000           132
   Matsudo Kousan                     13,000            69
   Matsushita Electric               573,000         8,364
   Matsushita Electric Works         120,000         1,199
   Minebea                            12,000           133
   Mitsubishi Heavy Industries       997,000         4,350
   Mitsubishi Materials              772,000         1,764
   Mitsubishi Motor                  217,000           795
   Mitsubishi Rayon                  328,000           999
   Mitsubishi Trust & Banking        103,000         1,218

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Miura                              43,000        $  457
   Morita                            100,000           230
   NAC                                    20            --
   Nakayamafuku                       29,920            93
   Namura Shipbuilding                62,000           239
   NBC Industries                      8,000            84
   NIC                                23,000           164
   Nihon Decoluxe                     13,000            59
   Nintendo                           87,100         8,016
   Nippon Computer Systems            10,000            67
   Nippon Express                    246,000         1,540
   Nippon Kanzai                       9,600           152
   Nippon Meat Packers                68,000           896
   Nippon Oil                        466,000         1,686
   Nippon Paper                      258,000         1,316
   Nippon Shoji Kaisha                26,600            81
   Nippon Steel                      729,000         1,371
   Nippon Telegraph & Telephone          282         2,595
   Nishimatsuya Chain                 12,000            80
   Nishio Rent All                    24,000           234
   Nissan Motors                   1,886,000         8,214
   Nittetsu Mining                    53,000           254
   NKK                               626,000           740
   Nomura Securities                  86,000         1,187
   Nova                               23,000            73
   NTN                               126,000           401
   Ogura Clutch                        9,000            49
   Ohishi Sangyo                      14,000            62
   Ohmoriya                           17,000           108
   Oie Sangyo                         16,200            77
   Oji Paper                         327,000         1,764
   Ono Pharmaceutical                 61,000         1,408
   Paltac                             30,000           179
   Rengo                              67,000           175
   Ricoh Elemex                        9,000            62
   Roland                             11,000           185
   Ryoyo Electro                      20,000           219
   Sagami Chain                       28,200           224
   Sakura Bank                       301,000         1,261
   Sanko                               6,000            42
   Sankyo                             39,000         1,049
   Sanwa Bank                        124,000         1,239
   Sanyo Electric                    546,000         1,473
   Sanyo Special Steel               177,000           305
   Sato Foods Industries               2,000            27
   Seijo                              20,000           143
   Seino Transportation               85,000           508
   Sekisui House                     801,000         6,323
   Sekisui House Hokuriku             37,000           185
   Shaddy                             22,600           135
   Sharp                             505,000         3,958
   Shidax                              3,000            61
   Shimojima                          19,800           132

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Shinden                            20,200      $    144
   Shizuoka Bank                      58,000           649
   SK Kaken                            6,000            71
   Sony                               11,600         1,049
   Sotoh                              31,000           223
   Spancrete                          25,000            77
   Sumitomo Bank                      72,000           857
   Sumitomo Marine and
     Fire Insurance                  162,000         1,022
   Sumitomo Metal                    821,000         1,459
   Sun-Life                            6,000            58
   Tohoku Electric Power             142,000         2,073
   Toin                               18,000            62
   Tokai Rika                         74,000           244
   Tokyo Electric Power              303,500         5,730
   Toppan Printing                   141,000         1,667
   Toray                             300,000         1,618
   Toshiba                           248,000         1,114
   Toyo Ink                          112,000           288
   Toyoda Automatic Loom Works        78,000         1,454
   Toyota Motor                       82,000         2,270
   Tsuba Nakashima                    99,500           537
   Tsudakoma                         170,000           494
   Tsutsumi Jewelry                   31,800           441
   Xebio                              48,800           612
   Yaizu Suisankagaku                  8,700            69
   Yamanouchi Pharmaceutical         123,000         2,996
   Yamazaki Baking                    52,000           586
   Yodogawa Steel Works               90,000           464
   Yokohoma Rubber                   152,000           467
   Yonex                              15,000            61
   Yonkyu                             15,000           158
                                                 ---------
                                                   161,553
                                                 ---------
MALAYSIA -- 0.5%
   Austral Enterprises               300,000           359
   Edaran Otomobil                   218,000           473
   Genting Berhad                     28,000            93
   IJM                               320,000           166
   IOI Properties                    275,000           233
   Kuala Lumpur Kepong Berhad,
     Series B                         86,000           209
   Malayan Banking                    88,500           343
   Malaysia International Shipping   318,000           586
   Malaysian Pacific Industries       51,000           152
   New Straits Times Press            72,000           111
   RHB Capital*                      170,000           160
   RHB Sakura Merchant Bankers*          400            --
   Rothmans of Pall Mall              16,000           142
   Sime Darby                        160,000           208
   Telekom Malaysia                  100,000           339
   Tenaga Nasionale                  136,000           357
   United Engineers                  147,000           178
   Westmont Industries*              218,000            53
                                                 ---------
                                                     4,162
                                                 ---------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
NETHERLANDS -- 5.0%
   ABN-Amro Holding                   76,508     $   1,699
   ACF Holdings                       11,400           236
   Aegon                              35,913         4,093
   Ahold                              25,000           766
   Akzo Nobel                         30,500         6,196
   Dordtsche Petrol                   61,000         3,199
   DSM                                13,806         1,385
   EVC                                 6,300           116
   Fortis Amev                        39,600         2,166
   Gamma Holding                       8,000           432
   Heineken                           15,200         2,824
   Hoogovens                          20,913         1,020
   Ing Groep                         248,290        13,154
   KLM                                11,764           426
   KPN                                11,200           564
   NKF Holdings                        5,416           136
   Phillips Electronics               13,700         1,066
   Royal Dutch Petroleum              18,700         1,024
   Schuttersveld                       2,900            69
   Unilever                           34,600         2,229
                                                 ---------
                                                    42,800
                                                 ---------
NEW ZEALAND -- 0.4%
   Brierley Investment               272,000           184
   Fletcher Challenge Building        40,222            96
   Fletcher Challenge Energy         122,900           449
   Fletcher Challenge Paper          216,751           291
   Lion Nathan                       531,148         1,310
   Natural Gas Holdings               75,800           102
   Telecom of New Zealand            120,681           578
                                                 ---------
                                                     3,010
                                                 ---------
NORWAY -- 0.3%
   Den Norske Bank                   298,409         1,642
   Det Sondenfjeld Norske*            14,000           248
   Saga Petroleum, Series A           22,500           383
                                                 ---------
                                                     2,273
                                                 ---------
SINGAPORE -- 0.4%
   Acma                              186,000           145
   City Developments                 173,000           785
   Electronic Resources               90,000           104
   Hai Sun Hup                        70,000            29
   Haw Par Brothers                  118,000           136
   Keppel                             39,000           112
   Natsteel                           60,000            83
   Natsteel Electronics*              66,000           119
   Overseas Chinese Banking           34,800           207
   Overseas Union Bank                52,000           196
   Pacific Carriers                  235,000            90
   Parkway Holdings                   56,000           120
   Singapore International Airlines   32,000           237

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

INTERNATIONAL
EQUITY PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Singapore Press                    20,880     $     299
   Singapore Telecommunications      427,000           876
   Ssangyong Cement                   52,000            45
                                                 ---------
                                                     3,583
                                                 ---------
SPAIN -- 2.2%
   Argentaria                         47,800         3,564
   Autopistas Concesionaria Espanola  71,500         1,075
   Azucarera Espana                    2,400           136
   Banco de Santander                 37,480         1,736
   Banco de Valencia                  13,800           417
   Banco Pastor                        2,300           299
   Banco Zaragozano                   10,600           423
   CIA Espanola de Petroleos           3,225            98
   Energia e Industrias Aragonesas    72,000           586
   Repsol                            142,700         6,369
   Sevillana de Electricidad          62,800           605
   Telefonica de Espana              103,000         3,545
   Uniland                             3,700           241
                                                 ---------
                                                    19,094
                                                 ---------
SWEDEN -- 2.4%
   ASG, Series B                      10,400           265
   Astra, Series B                   145,000         2,839
   Bergman & Beving, Series B         10,000           194
   Bylock & Nordsjofr, Series B       26,400           106
   Catena, Series A                   25,900           364
   Electrolux, Series B               38,900         2,969
   Ericsson                           51,000         2,322
   Foreningsparbanken, Series A      216,900         6,675
   Rottneros                         113,800            85
   Skandinaviska Enskilda Bank       104,300         1,494
   SKF, Series B                      64,200         1,329
   Trelleborg, Series B               48,800           690
   Volvo, Series B                    56,600         1,533
                                                 ---------
                                                    20,865
                                                 ---------
SWITZERLAND -- 7.3%
   Aare-Tessin                           410           266
   Adecco                              8,100         2,622
   Baer Holding                          300           693
   Baloise Holding                       100           218
   Banca del Gottardo, Series B          290           169
   Banque Cantonale Vaudoise           1,120           462
   Bucher Holding                        280           264
   Ciba Specialty Chemicals*           2,500           304
   Cie Financiere Richemont              240           264
   Clariant                            3,590         3,600
   CS Holding                         82,770        14,962
   Daetwyler Holding                     160           299
   Fischer (Georg)                       170           286
   Keramik Holding                       210            96

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Kw Laufenburg                       1,310     $     236
   Motor-Columbus                        260           525
   Nestle SA                           6,970        12,219
   Novartis                            3,056         5,580
   Roche Holding                         450         5,274
   Swiss Bank*                         9,270         3,105
   Union Bank of Switzerland           4,420         6,892
   Zurich Versicherung                 7,190         3,924
                                                 ---------
                                                    62,260
                                                 ---------
UNITED KINGDOM -- 24.9%
   Abbey National                    640,000        13,144
   Albert Fisher Group               392,200           182
   Alvis                              75,000           163
   Amec                              152,200           350
   ASDA Group                      2,544,100         8,432
   Astec                              73,500           153
   Barclays Bank                     200,288         5,951
   Barratt Developments              185,900           860
   BAT Industries                    919,800         9,180
   Berkeley Group                    120,633         1,406
   BG                                176,471           886
   Blue Circle Industries            307,000         1,796
   British Aerospace                 106,238         3,338
   British Airport Authority         185,000         1,731
   British Airways                 1,526,200        14,327
   British Petroleum                 310,200         4,281
   British Steel                   2,623,100         6,296
   British Telecommunications        335,000         3,385
   British Vita                      696,000         2,986
   BTP                                41,600           242
   BTR                             2,794,700         7,422
   Carlton Communications            275,000         1,934
   Charter                            18,600           189
   Cowie Group                        35,566           252
   Crest Nicholson                    86,000           162
   Davis Service Group                32,000           178
   Diageo                            362,708         3,712
   Dixons Group                      271,500         2,435
   Ed and F Man                      163,100           662
   Energy Group                       52,930           678
   English China Clay                 22,200            89
   Gallaher Group                     22,300           130
   General Accident                  201,400         4,521
   Glaxo Wellcome                    132,938         3,722
   Granada Group                     191,500         2,993
   Halifax*                          139,800         2,178
   Heywood Williams                  125,000           455
   Hillsdown Holdings                159,700           418
   HSBC Holdings                      92,288         2,836
   Iceland Frozen Foods              523,488         1,319
   IMI                                84,600           587
   Imperial Chemical                 135,000         2,465

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Inchcape Finance                  304,000     $     944
   Johnson Matthey                    69,000           601
   Kingfisher                        699,550        12,068
   Kwik Save Group                    83,200           474
   Laporte                            30,500           333
   Lex Service                       127,000         1,000
   Lloyds TSB Group                  440,000         6,623
   LucasVarity                       474,013         1,827
   Marston Thompson                   60,000           256
   National Grid Group               238,000         1,340
   National Power                    394,300         4,088
   Persimmon                          44,200           178
   Prudential                        234,638         3,507
   Railtrack Group                   420,800         6,410
   Rank Group                        494,100         2,710
   Reckitt & Colman                  161,000         2,841
   Renold                             77,800           309
   Reuters Holdings                  209,214         2,119
   Rexam                             343,363         1,569
   RJB Mining                        295,500           504
   Safeway*                          189,600         1,118
   Sedgwick Group                    353,200           868
   Severn Trent                      113,715         1,747
   Shell Transportation & Trading    673,625         4,820
   Signet Group*                   1,065,600           680
   Smithkline Beecham                289,100         3,618
   Standard Chartered                270,050         3,900
   Storehouse                         41,700           179
   Sun Alliance Group                287,400         3,661
   Taylor Woodrow                     98,200           330
   Tesco                             223,800         1,904
   Thames Water                      468,200         6,816
   TI Group                          134,000         1,159
   TLG                               117,000           197
   Tomkins                           547,175         3,163
   Triplex Lloyd                      41,000           187
   United Assurance Group            159,796         1,608
   United Utilities                  149,500         2,009
   Vaux Group                         82,400           332
   Weir Group                        478,000         2,125
   Wessex Water                      126,670         1,007
   Willis Corroon Group              615,200         1,423
   Wilson Bowden                      16,400           167
   Wimpey (George)                   346,800           708
                                                 ---------
                                                   211,853
                                                 ---------
Total Foreign Common Stocks
   (Cost $681,780)                                 753,404
                                                 ---------

--------------------------------------------------------------------------------
                                    SHARES/FACE    MARKET
DESCRIPTION                        AMOUNT (000)  VALUE (000)
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS -- 0.3%
AUSTRIA -- 0.3%
   Bank Austria*                      34,664     $   2,286
                                                 ---------
GERMANY -- 0.0%
   Draegerwerk                         3,200            66
   Rhoen Klinikum                      3,750           378
                                                 ---------
                                                       444
                                                 ---------
ITALY -- 0.0%
   Unipol                             65,480           164
                                                 ---------
Total Foreign Preferred Stocks
   (Cost $1,567)                                     2,894
                                                 ---------
U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bill (1)
     5.14%, 06/25/98                 $ 5,300         5,213
                                                 ---------
Total U.S. Treasury Obligation
   (Cost $5,214)                                     5,213
                                                 ---------
REPURCHASE AGREEMENTS -- 9.0%
   J.P. Morgan (1)
     5.64%, dated 02/27/98, matured
     03/02/98, repurchase price $74,943,903
     (collateralized by Federal Home
     Loan Bank Bond, 0.000%, due
     05/27/98, par value $77,250,000,
     market value $76,193,375)        74,699        74,699
   State Street Bank
     5.00%, dated 02/27/98, matured
     03/02/98, repurchase price
     $2,079,866 (collateralized by
     U.S. Treasury Bonds, 5.875%,
     due 10/31/98, par value
     $2,085,000, market value
     $2,128,852)                       2,079         2,079
                                                 ---------
Total Repurchase Agreements
   (Cost $76,778)                                   76,778
                                                 ---------
Total Investments -- 98.4%
   (Cost $765,339)                                 838,289
                                                 ---------
Other Assets and Liabilities, Net -- 1.6%           13,555
                                                 ---------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

INTERNATIONAL
EQUITY PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   83,907,859 outstanding shares
   of beneficial interest                         $788,775
Portfolio Shares of Class D
   (unlimited authorization --
   no par value) based on 29,237
   outstanding shares of beneficial interest           285
Accumulated net investment income                    2,242
Accumulated net realized loss
   on investments                                  (17,710)
Net unrealized appreciation on investments          72,950
Net unrealized appreciation on
   forward foreign currency contracts,
   futures contracts, foreign currency
   and translation of other assets and
   liabilities in foreign currency                   5,302
                                                  --------
 Total Net Assets -- 100.0%                       $851,844
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.15
                                                  ========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS D                       $10.06
                                                  ========
MAXIMUM OFFERING PRICE PER SHARE --
   CLASS D ($10.06 / 95%)                           $10.59
                                                  ========
* NON-INCOME PRODUCING SECURITY
+ Fair Valued Security
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(1) SECURITIES SEGREGATED TO COLLATERALIZE FUTURES CONTRACTS WITH AN AGGREGATE MARKET VALUE OF $80,150,720.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

EMERGING MARKETS
EQUITY PORTFOLIO

FOREIGN COMMON STOCKS -- 88.5%
ARGENTINA -- 5.1%
   Cresud*                           784,035      $  1,553
   Irsa                            1,182,879         4,142
   Irsa GDR                            4,627           161
   Sidera                            833,249         3,877
   Telefonica Argentina ADR          226,300         8,150
   YPF ADR                           249,500         7,890
                                                  --------
                                                    25,773
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
BRAZIL -- 6.8%
   Banco Bradesco                 56,308,779       $   478
   Centrais Eletricas Brasileiras 40,370,000         1,786
   Companhia Brasileira de
     Distribuicao Grupo de
     Acucar ADR                       49,000         1,127
   Companhia Energetica de
     Sao Paulo ADR*                   76,100         1,056
   Companhia Riograndense
     Telecom*                      2,005,300         2,032
   Sabesp                         10,585,000         2,197
   Souza Cruz                        267,900         2,335
   Telebras                      146,835,000        14,489
   Telebras ADR                       62,785         7,687
   Telesp                          6,185,000         1,283
   TV Filme*                          81,000           405
                                                  --------
                                                    34,875
                                                  --------
CHILE -- 3.5%
   Chilectra ADR                     212,800         5,357
   Empresa Nacional de
     Electricidad ADR                 90,700         1,672
   Linea Aerea Nacional
     Chile ADR*                      270,300         3,379
   Quimica y Minera Chile ADR        102,200         4,395
   Supermercados Unimarc ADR         298,900         2,765
                                                  --------
                                                    17,568
                                                  --------
CHINA -- 0.3%
   Beijing Yanhua Petrochemical,
     Series H                        874,000           166
   Bengang Steel Plates, Series B*   332,000            72
   China Eastern Airlines
     Corporation, Series H*        1,352,000           203
   China Southern Glass, Series B    231,934            54
   Chongqing Changan
     Automobile, Series B            180,000            64
   Eastern Communications,
     Series B                        128,500           134
   Guangdong Provincial
     Expressway Development,
     Series B                        168,000            67
   Shanghai Dajiang Group,
     Series B                        310,400            52
   Shanghai Dazhong Taxi             220,000           179
   Shanghai Lujiazui Finance
     and Trade, Series B             314,040           222
   Shanghai Yaohua Pilkington
     Glass, Series B                 224,000            43
   Shenzhen Fangda  Ltd, Series B     72,000            83
   Shenzhen Konka Electronics
     Group, Series B                  86,000            87
   Wuxi Little Swan, Series B         76,000            92
                                                  --------
                                                     1,518
                                                  --------

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
COLOMBIA -- 1.5%
   Banco Ganadero ADR                 68,500      $  1,301
   Banco Gandero ADR                  96,530         3,379
   Banco Industrial
     Colombiano ADR                   68,740           808
   Carulla y Compania ADR            317,800           914
   Cementos Diamante GDR              48,690           456
   Cementos Paz del Rio GDR*          20,153           252
   Gran Cadena Almacenes GDR          49,784           280
                                                  --------
                                                     7,390
                                                  --------
CZECH REPUBLIC -- 0.4%
   Ceske Radiokomunikace*              1,200           144
   CKD Praha Holding*                  9,000           318
   Galena*                             4,000           235
   SPT Telecom*                        5,298           629
   Tabak                               3,000           740
                                                  --------
                                                     2,066
                                                  --------
EGYPT -- 0.9%
   Alexandria National Iron & Steel*   3,651           165
   Commercial International Bank      25,280           425
   Eastern Tobacco                     8,285           184
   Egyptian American Bank*            11,264           288
   Egyptian International
     Phamaceutical Industries
     Company                           3,775           263
   El Ameriya Cement                  10,225           216
   Helwan For Cement*                  7,870           153
   Madinet Nasr For Housing
     & Construction                    5,680           334
   Misr Elgedida For Housing           4,635           593
   Misr International Bank            21,305           551
   National Societe General Bank      11,363           264
   Paints & Chemical Industries        6,164           204
   Suez Cement                        48,473           994
                                                  --------
                                                     4,634
                                                  --------
FRANCE -- 0.1%
   Cofinec GDR*                       23,450           336
                                                  --------
GREECE -- 1.4%
   Alpha Credit Bank                  19,000         1,018
   Athens Medical Care                35,000           535
   Attica Enterprises                 60,000           862
   Ergo Bank                          14,889           743
   Hellenic Bottling                  35,811           891
   Intracom                           16,470           822
   Maillis*                           30,500           596
   Sarantis                           40,000           555
   Titan Cement Company               25,870         1,224
                                                  --------
                                                     7,246
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
HONG KONG -- 1.1%
   Cheung Kong Infrastructure        169,000        $  521
   China International Marine        135,500           131
   China Merchants Holdings
     International                   494,000           514
   China Resources Enterprise,
     Series B                        275,000           600
   China Telecom*                    250,000           454
   Guangdong Electric Power
     Development, Series B           219,840           133
   Guangdong Kelon Elec Holding,
     Series H                        330,000           369
   Guangdong Warrants*                28,000             2
   Guangshen Railway, Series H     1,234,000           331
   Jilin Chemical Industrial,
     Series H                      1,048,000           134
   Maanshan Iron & Steel,
     Series H                      1,494,000           160
   Qingling Motors, Series H       1,416,000           567
   Shanghai Hai Xing Shipping,
     Series H                        992,000           245
   Shanghai Industrial Holdings      117,000           508
   Shanghai Petrochemical,
     Series H                      1,824,000           302
   Shenzen China Bicycle,
     Series B*                       316,714            56
   Tsingtao Brewery, Series H*       376,000            94
   Yizheng Chemical Fibre,
     Series H                      1,286,000           239
                                                  --------
                                                     5,360
                                                  --------
HUNGARY -- 2.3%
   Borsodchem                         11,100           372
   Borsodchem GDR                     14,000           466
   Gedeon Richter                      8,760           959
   Gedeon Richter GDR*                 4,500           492
   Graboplast                          8,500           403
   Graboplast GDR*                    39,800           318
   Magyar Tavkozlesi ADR*            152,000         3,933
   MOL                                37,087           974
   MOL Magyar Olaj-es
     Gazipari GDR                     31,000           825
   North American
     Business Industries*             18,800           399
   OTP Bank                            7,934           361
   OTP Bank GDR                        9,270           423
   Pannoplast                         13,100           528
   Primagaz                           16,300           438
   Zalakeramia                         1,148            59
   Zalakeramia GDR*                   71,000           721
                                                  --------
                                                    11,671
                                                  --------

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

EMERGING MARKETS
EQUITY PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
INDIA -- 2.6%
   Bajaj Auto GDR                     34,100      $    656
   BSES GDR                           77,050         1,564
   EIH GDR                            51,802           640
   India Fund*                       208,030         1,521
   Indian Hotels GDR                  41,702           795
   Industrial Credit and
     Investment of India GDR         208,170         3,253
   ITC GDR                           101,970         2,842
   Larsen & Toubro GDR                83,590         1,078
   Mahanagar Telephone
     Nigam Ltd GDR                    58,585           996
                                                  --------
                                                    13,345
                                                  --------
INDONESIA -- 0.6%
   Daya Guna Samudera `F`          1,139,000           791
   Gudang Garam `F`                  477,000           596
   Gulf Indonesia Resources*          27,500           516
   Indosat                           162,000           234
   Telekomunikasi Indonesia ADR       42,300           360
   Telekomunikasi Indonesia `F`      785,000           310
   Tjiwi Kimia                       130,000            25
   Tjiwi Kimia Warrants               98,055             7
   Tjiwi Kimia `F`                   290,992            55
                                                  --------
                                                     2,894
                                                  --------
ISRAEL -- 2.6%
   Agis Industries                    25,918           167
   Bank Hapoalim                     967,977         2,269
   Bank Leumi Le-Israel              611,296         1,038
   Bezeq Israeli Telecommunication   237,169           567
   Blue Square Chain Investments
     & Properties*                    27,482           262
   Cial Electronics Industries         1,422           226
   Clal Israel                       707,716           210
   Discount Investment                11,231           276
   Elco Holdings                      39,780           231
   Fibi Holdings                       1,186           217
   First International Bank of Israel    494           334
   Formula Systems*                    6,328           193
   IDB Development                    11,675           247
   IDB Holding                        30,322           635
   Industrial Buildings              253,308           424
   Israel Chemicals                  276,921           356
   Koor Industries ADR                30,000           637
   Koor Industries Limited             3,943           411
   Leumi Insurance Holdings*         687,070           369
   Nice Systems*                       9,189           426
   Osem Investment Limited            70,690           299
   Super Sol Limited                 114,787           371
   Tadarin Limited                     6,090           241
   Teva Pharmaceuticals ADR           56,750         2,383
   The Israel Corp.                    4,419           315
                                                  --------
                                                    13,104
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
MALAYSIA -- 6.3%
   AMMB Holdings Warrants*               100         $  --
   Berjaya Sports Toto               691,000         1,929
   Genting Berhad                    543,000         1,795
   IOI Properties                  4,030,000         3,407
   Kuala Lumpur Kepong Berhad      1,125,000         2,729
   Malayan Banking                   660,000         2,558
   Malaysian Assurance Alliance      800,400         1,605
   Malaysian Pacific Industries      963,000         2,871
   New Straits Times Press           820,000         1,267
   O.Y.L. Industries                 516,200         1,847
   Perusahaan Otomobil               204,000           384
   Petronas Gas                      200,000           553
   RHB Sakura Merchant Bankers           900             1
   Rothmans of Pall Mall             461,000         4,092
   Sime Darby                      1,500,000         1,951
   Telekom Malaysia                  735,000         2,490
   Tenaga Nasionale                  520,000         1,367
   United Engineers                  998,000         1,206
                                                  --------
                                                    32,052
                                                  --------
MEXICO -- 10.3%
   Accel, Series B*                2,405,000           409
   Acer Computec Latino*             434,000           621
   ALFA, Series A                    813,799         4,626
   Cifra SA ADR, Class V              65,870         1,275
   Corporacion Geo SA, Series B*     950,000         5,417
   Corporacion Interamericana
     de Enterenemienta               800,400         6,104
   Empresas ICA Sociedad
     Controladora ADR                174,000         2,077
   Gruma ADR                         156,000         1,889
   Grupo Fernandez Edit,
     Series B                      4,532,000           665
   Grupo Financiero Banorte,
     Series B                      2,983,000         4,326
   Grupo Gigante, Series B*        3,126,000         1,284
   Grupo Herdez, Series B          5,802,000         4,207
   Grupo Industrial Maseca,
     Series B                        281,000           227
   Grupo Radio Centro ADR            433,900         6,753
   Hylsamex, Series B                159,300           770
   Panamerican Beverage,
     Series A                        169,000         6,158
   Pepsi-Gemex ADR                   198,100         2,526
   San Luis                          576,400         3,239
                                                  --------
                                                    52,573
                                                  --------
MOROCCO -- 1.0%
   BCM                                10,326           981
   BMCE                               13,263           860
   ONA                                14,999         1,349
   SAMIR                              18,977           675

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   SNI                                 9,423      $    800
   Wafabank                            5,529           534
                                                  --------
                                                     5,199
                                                  --------
PAKISTAN -- 1.0%
   Adamjee Insurance                   3,562             7
   Engro Chemicals                    96,750           236
   Fauji Fertilizer                  212,800           401
   FFC Jordan Fertilizer*            530,700           227
   Hub Power*                        966,600         1,208
   Hub Power GDR*                     25,850           801
   ICI Pakistan*                     659,000           268
   Lever Brother Pakistan*            10,300           310
   Muslim Commercial Bank             64,300            42
   Pakistan State Oil                 61,834           410
   Pakistan Telecom GDR                7,170           545
   Pakistan Telecom, Series A*       819,900           614
   Sui Northern Gas Pipelines         74,750            39
   Sui Southern Gas*                  70,293            31
                                                  --------
                                                     5,139
                                                  --------
PERU -- 1.2%
   Banco Wiese ADR                    54,570           266
   Buenaventura ADR                   36,370           491
   Cementos Lima                      26,035           472
   Cerveceria Backus & Johnston      560,217           395
   Compania de Minas
     Buenaventura, Series B           45,627           276
   Credicorp                          63,480         1,024
   Edegel SA, Series B               553,828           217
   Ferreyros ADS 144A (A)             30,366           597
   Telefoncia del Peru ADR           131,408         2,489
                                                  --------
                                                     6,227
                                                  --------
PHILIPPINES -- 1.5%
   Ayala Corporation               1,384,050           654
   International Container
     Terminal Services               870,750           130
   Ionics Circuit                  2,100,000         1,165
   Manila Electric, Series B         336,320         1,009
   Metropolitan Bank & Trust             102             1
   Music Corporation               1,450,000           567
   Philippine Long Distance          109,740         2,975
   Philippine Long Distance ADR       25,360           669
   San Miguel, Series B                   17            --
   SM Prime Holdings               3,340,000           623
                                                  --------
                                                     7,793
                                                  --------
POLAND -- 2.1%
   Amica Wronki*                      60,000         1,078
   Bank Przemyslowo-Handlowy          15,000         1,208
   Bank Rozwoju Eksportu              10,696           308
   Debica                             23,024           622

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Elektrim                          182,290       $ 2,385
   Exbud GDR*                         88,005         1,082
   National Investment Fund*          20,000           748
   Orbis*                            147,004         1,099
   Polifarb Cieszyn-Wroclaw          197,627         1,006
   Zaklady Celulozy                  158,392         1,052
                                                  --------
                                                    10,588
                                                  --------
PORTUGAL -- 2.3%
   Banco Comercial Portugues          49,158         1,631
   Banco Totta & Acores               42,500         1,180
   BPI-SGPS                           33,000         1,185
   Brisa Auto-Estradas*               22,000         1,001
   Cimentos de Portugal               28,908           837
   Electricidade de Portugal          60,000         1,273
   Engil  SGPS                        64,400           755
   Jeronimo Martins & Filho           25,200           871
   Mundial Confianca*                 33,800           937
   Portugal Telecom                   23,298         1,223
   Sonae Investimentos                18,685           842
                                                  --------
                                                    11,735
                                                  --------
RUSSIA -- 4.0%
   AO Tatneft ADR                     31,600         3,697
   AO Tatneft ADR 144A (A)             8,400           953
   Chelyabinskvyazinform ADR*          9,000           430
   Gorkovsky Auto Plant ADR*          14,180         1,744
   Lukoil Holding ADR                 42,500         2,954
   Moscow City Telephone ADR*            650           520
   Mosenergo ADR                      64,000         2,464
   Rostovenergo ADR*               2,500,000           455
   Surgutneftegaz ADR                279,083         1,954
   Unified Energy System GDR          98,700         2,653
   Unified Energy System ADR*      3,300,000           907
   Vimpel Communication ADR*          45,000         1,789
                                                  --------
                                                    20,520
                                                  --------
SOUTH AFRICA -- 13.1%
   Amalgamated Beverage               52,180           445
   Anglo American                     59,800         2,506
   Anglo American Gold
     Investment Company                6,300           260
   Anglo American Investment Trust    26,466           525
   B.O.E, Series N                   975,000         1,628
   Bidvest Group                     163,954         1,649
   C.G. Smith                      1,058,200         5,045
   City Lodge Hotels Limited           1,600             3
   Concor                            196,300         1,073
   Cons African Mines                325,000            89
   CTP Holdings                       69,600           916
   De Beers Centenary                 55,400         1,099
   Delta Electrical Industries       276,206         1,191
   Delta Electrical Rights             2,048             2

STATEMENT OF NET ASSETS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

EMERGING MARKETS EQUITY
PORTFOLIO--CONTINUED
--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   First National Bank               342,400       $ 3,875
   Gold Fields of South Africa        33,300           435
   Group Five Holdings               191,700           126
   Group Five Limited                297,500           214
   Group Five Limited, Series N       43,400            30
   Hudaco Industries                 310,950         1,039
   ICS Holdings                       74,600           415
   Imperial Holdings Limited          39,500           477
   Investec Bank                      29,800         1,476
   JCI                                51,365           278
   Johnnies Industrial               223,410         2,623
   Liberty Holdings                   11,500           966
   Liberty Life Association of Africa 84,945         2,579
   Liblife Strategic Investments     980,200         4,167
   Murray & Roberts                  314,100           486
   Nampak                            637,300         2,451
   Nasionale Pers Beperk             115,100           769
   Nedcor                             87,363         2,547
   New Africa Investments,
     Series N                      2,066,881         2,657
   Orion Selections                  631,000         1,967
   OTK Holdings                    1,716,725         1,741
   Plessey                           960,301         1,322
   Power Technologies                285,800           463
   Randgold & Exploration*           187,700           228
   Real Africa Investments           600,000         2,028
   Rembrandt Group                   307,300         2,110
   Reunert                           643,216         1,029
   Safmarime & Rennies Holdings      399,450           813
   Sasol                             229,521         1,961
   SM Goldstein                        1,200             1
   South African Breweries            78,287         2,196
   Standard Bank                      39,100         2,169
   Suncrush                           64,200           152
   Technology & Industry
     Investments                      45,000           164
   Tegniese Beleg Korp               590,000         2,016
   Tiger Oats                        149,200         2,280
                                                  --------
                                                    66,681
                                                  --------
SOUTH KOREA -- 2.1%
   Daewoo Heavy Industries            75,900           396
   Dong-A Pharmaceuticals              9,860            79
   Housing & Commercial  Bank GDR*     8,784            66
   Housing & Commercial Bank          22,636           154
   Kookmin Bank                       47,269           301
   Kookmin Bank GDR 144A* (A)         15,420           101
   Korea Asia Fund*                      836           658
   Korea Electric Power               11,000           147
   Korea Electric Power ADR           68,350           730
   Korea Fund                        177,473         1,564
   LG Chemical*                       24,400           211
   LG Information &  Communication*    4,715           154

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Mirae                               1,700   $       230
   Nong Shim                           5,700           204
   Pohang Iron & Steel                 7,460           480
   Pohang Iron & Steel ADR*           36,200           837
   Samchully                          11,590           254
   Samsung Display Devices*           12,240           713
   Samsung Electronic                  9,965           577
   Samsung Electronics GDR, Class A      874            12
   Samsung Electronics
     GDR 1995 144A (A)                13,512           439
   Samsung Eletro-Mechanics           31,750           650
   Samsung Fire & Marine Insurance     1,630           440
   Seoul City Gas*                     6,200           160
   Sindo Ricoh                         6,170           252
   SK Telecom                            309           145
   SK Telecom ADR                     72,203           623
   Yukong                             13,770           122
                                                  --------
                                                    10,699
                                                  --------
TAIWAN -- 7.0%
   Accton Technology GDR*            193,908         1,159
   Acer GDR                          101,250         1,207
   Advanced Semiconductor
     Engineering GDR                  30,110           997
   Advanced Semiconductor
     Engineering                     305,000         1,740
   Asia Cement GDR                    99,545         1,135
   Asustek Computer                   43,000         1,011
   Asustek Computer GDR              112,000         2,719
   Cathay Construction               661,000           748
   Cathay Life Insurance             300,000         1,326
   China Development                 580,000         1,955
   China Steel ADR                    39,969           545
   China Steel GDR                    42,900           585
   Compal Electronics*               242,000         1,032
   Delta Electronics                 240,000         1,271
   Evergreen Marine GDR               18,000           187
   Formosa Chemical & Fiber          400,000           469
   Formosa Plastic                   270,000           559
   Goldsun Development &
     Construction*                   910,000           656
   Hon Hai Precision Industries*     100,000           699
   Hua Nan Bank                      400,000         1,172
   Hualon-Teijran*                   660,000           374
   Lite-On Technology GDR             16,860           416
   Orient Semiconductor
     Electronics*                    430,000         1,159
   Pacific Electric Wire & Cable*    750,000           860
   President Enterprises GDS*         25,900           311
   ROC Taiwan Fund                   110,300         1,082
   Siliconware Precision GDR*         30,200           544
   Siliconware Precision Industries* 250,000           760
   Synnex Tech International GDR*     15,000           407

================================================================================


--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                           SHARES     VALUE (000)
--------------------------------------------------------------------------------
   Taiwan American Fund*              50,000      $    824
   Taiwan Semiconductor*             380,000         1,989
   Taiwan Semiconductor ADR*          37,500         1,076
   Teco Electric & Machinery GDR      27,869           375
   Tung Ho Steel GDR*                 82,575           578
   Union Petrochemical               710,000           530
   Yageo                             320,000           938
   Yageo 144A* (A)                    99,938         1,397
   Yageo GDR                          27,994           394
   Yang Ming Marine
     Transport GDR*                   86,250           640
                                                  --------
                                                    35,826
                                                  --------
THAILAND -- 1.2%
   Advanced Info Service              41,200           315
   Bangkok Bank `F'                  115,300           395
   Bangkok Expressway Public*      1,103,900         1,036
   Bec World Public, `F'              42,000           247
   Electric Generating `F'           385,810         1,016
   Industrial Finance `F'            223,500           151
   Lanna Lignite `F'                 107,300           565
   Phatra Thanakit `F'               261,000           335
   PTT Exploration `F'                46,000           600
   Shinawatra Computer Public          8,700            56
   Telecomasia*                      584,800           341
   Thai Airways `F'                   24,300            34
   Thai Airways International `F'    340,400           421
   Thai Danu Bank                    347,000           275
   Thai Farmers Bank Warrants*        26,138             5
   Tipco Asphalt `F'                 199,200           358
                                                  --------
                                                     6,150
                                                  --------
TURKEY -- 4.0%
   Akbank                         12,500,000           988
   Aksigorta                      20,302,000         1,187
   Alcatel Teletas                 8,140,000           987
   Ardem                          11,858,000           912
   Bati Cimento                   10,100,000           908
   Cukurova Elektrik                 470,107         1,283
   Dogan Sirketler Holdings*      32,279,000         1,063
   Efes Investment ADR*               76,000         1,225
   Ege Biracilik Ve Malt Sanayii  13,100,000         1,348
   Haci Omer Sabanci Holdings*    30,682,000         1,661
   Koc Holdings                    7,126,630         1,158
   Migros                          1,539,806         1,151
   Netas*                          1,970,000           751
   Trakya Cam                     28,890,000         1,721
   Turkiye Is Bankasi             16,504,000         2,645
   Yapi Ve Kredi Bankas           48,776,217         1,606
                                                  --------
                                                    20,594
                                                  --------
UNITED STATES -- 0.6%
   Formosa Fund                          250         2,855
                                                  --------

--------------------------------------------------------------------------------
                                   SHARES/FACE      MARKET
DESCRIPTION                      AMOUNT (000) (1) VALUE (000)
--------------------------------------------------------------------------------
VENEZUELA -- 1.6%
   Banco Provincial                  606,762      $  1,051
   Compania Anonima Nacional
     Telecom ADR                     111,000         3,934
   Electricdid de Caracas          2,420,140         2,155
   Mavesa ADR                         50,225           261
   Mercantil Servicios, Class B*      82,900           249
   Sivensa ADR                       135,985           367
   Venezolana de Cementos            302,636           415
                                                  --------
                                                     8,432
                                                  --------
Total Foreign Common Stocks
   (Cost $464,487)                                 450,843
                                                  --------
FOREIGN PREFERRED STOCKS -- 7.4%
BRAZIL -- 7.1%
   Banco Bradesco                567,602,352         4,822
   Banco Credito Nacional        323,500,000         2,319
   Banco Credito Nacional Rights* 35,277,835            25
   CELESC GDS Registered*             20,300         1,850
   Cemig                         177,500,000         7,618
   Itausa Investimentos            4,371,000         3,017
   Lojas Renner                    7,700,000           269
   Petrol Brasileiros             31,301,000         7,091
   Telebras                        9,009,000         1,101
   Teleceara, Series C*            2,718,260           960
   Telemig, Series B              27,822,645         3,681
   Telerj                         21,322,471         2,944
   Telesp                          2,273,152           630
                                                  --------
                                                    36,327
                                                  --------
PERU -- 0.1%
   Cerveceria Backus & Johnston,
     Series A                         43,987           376
                                                  --------
RUSSIA -- 0.2%
   Chelyabinksvyazinform ADR*         21,000           420
   Rostovenergo ADR*               1,000,000           125
   Unified Energy Systems ADR*     3,500,000           602
                                                  --------
                                                     1,147
                                                  --------
Total Foreign Preferred Stocks
   (Cost $34,244)                                   37,850
                                                  --------
FOREIGN CONVERTIBLE BONDS -- 1.9%
MALAYSIA -- 0.0%
   AMMB
     5.000%, 05/13/02                 $  121            20
                                                  --------
MEXICO -- 0.3%
   Alfa, CL A
     8.000%, 09/15/00                  1,120         1,305
                                                  --------

STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

EMERGING MARKETS EQUITY
PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
TAIWAN -- 1.6%
   Delta Electronics
     0.500%, 03/06/04                $ 1,028      $  1,463
   GVC
     0.000%, 05/21/02                    750           823
   Lite-On Technologies
     0.750%, 05/01/04                    880           955
   Nanya Plastics
     1.750%, 07/19/01                    720           880
   Nanya Plastics 144A (A)
     1.750%, 07/19/01                    390           474
   Siliconware Precision
     0.500%, 07/21/04                  1,180         1,227
   Taiwan Seminconductor
     0.000%, 07/03/02                  1,000         1,185
   Walsin Lihwa
     3.250%, 06/16/04                  1,000           780
   Winbond Electron
     1.000%, 11/04/02                    550           593
                                                  --------
                                                     8,380
                                                  --------
Total Foreign Convertible Bonds
   (Cost $9,365)                                     9,705
                                                  --------
REPURCHASE AGREEMENTS -- 5.1%
   Morgan Stanley
     5.65%, dated 02/27/98,
     matured 03/02/98, repurchase
     price $19,435,887 (collateralized
     by various U.S. Treasury Notes
     and Agency instruments,
     ranging in par value
     $4,000,000-$6,792,000, 0.00%-6.50%,
     05/28/98-05/31/02; total
     market value $19,829,960)        19,388        19,388
   State Street Bank
     5.00%, dated 02/27/98,
     matured 03/02/98, repurchase
     price $6,574,009 (collateralized
     by U.S. Treasury Bonds, 5.875%,
     due 10/31/98, par value
     $6,575,000, market
     value $6,713,285)                 6,572         6,572
                                                  --------
Total Repurchase Agreements
   (Cost $25,960)                                   25,960
                                                  --------
Total Investments -- 102.9%
   (Cost $534,056)                                 524,358
                                                  --------
Other Assets and Liabilities, Net -- (2.9%)        (14,610)
                                                  --------

--------------------------------------------------------------------------------
                                                   MARKET
DESCRIPTION                                      VALUE (000)
--------------------------------------------------------------------------------
NET ASSETS:
Portfolio Shares of Class A
   (unlimited authorization --
   no par value) based on
   48,319,175 outstanding shares
   of beneficial interest                         $550,229
Accumulated net investment loss                     (2,587)
Accumulated net realized loss
   on investments                                  (28,069)
Net unrealized depreciation
   on investments (2)                               (9,845)
Net unrealized appreciation on
   forward foreign currency contracts,
   foreign currency and translation
   of other assets and liabilities in
   foreign currency                                     20
                                                  --------
Total Net Assets -- 100.0%                        $509,748
                                                  ========
NET ASSET VALUE, OFFERING AND
   REDEMPTION PRICE PER SHARE -- CLASS A            $10.55
                                                  ========
*  NON-INCOME PRODUCING SECURITY
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
ADR -- AMERICAN DEPOSITORY RECEIPT
ADS -- AMERICAN DEPOSITORY SHARE
"F" -- FOREIGN SHARES
GDR -- GLOBAL DEPOSITORY RECEIPT
GDS -- GLOBAL DEPOSITORY SHARE
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
(2) NET OF $147,000 ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED SECURITIES. THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================


INTERNATIONAL FIXED
INCOME PORTFOLIO
--------------------------------------------------------------------------------
                                   FACE AMOUNT    MARKET
DESCRIPTION                         (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- 92.2%
AUSTRALIA -- 2.7%
   Newsouth Wales Treasury
     8.000%, 03/01/08                  1,700      $  1,291
   Queensland Treasury
     6.500%, 06/14/05                 13,455         9,338
                                                  --------
                                                    10,629
                                                  --------
CANADA -- 0.7%
   Government of Canada
     7.250%, 06/01/07                  2,300         1,818
     9.000%, 06/01/25                  1,005         1,012
                                                  --------
                                                     2,830
                                                  --------
DENMARK -- 3.4%
   Kingdom of Denmark
     8.000%, 03/15/06                 74,225        12,717
     7.000%, 11/10/24                  3,200           540
                                                  --------
                                                    13,257
                                                  --------
FRANCE -- 2.1%
   Government of France OAT
     8.500%, 10/25/19                 36,800         8,414
                                                  --------
GERMANY -- 22.4%
   Bundesschatzanweisungen
     7.500%, 11/11/04                  3,800         2,422
   Deutschland Republic
     6.000%, 01/05/06                 59,360        35,093
     6.250%, 01/04/24                 38,970        23,707
   KFW International Finance
     6.625%, 04/15/03                  1,140           691
   Treuhandanstalt
     6.375%, 07/01/99                 34,760        19,784
     6.500%, 04/23/03                 11,560         6,945
                                                  --------
                                                    88,642
                                                  --------
ITALY -- 9.3%
   Republic of Italy
     8.500%, 08/01/99             17,420,000        10,202
     8.500%, 08/01/04             40,060,000        26,444
                                                  --------
                                                    36,646
                                                  --------
JAPAN -- 20.7%
   Asian Development Bank
     3.125%, 06/29/05              1,223,000        10,566
   European Investment Bank
     3.000%, 09/20/06              1,944,000        16,779

--------------------------------------------------------------------------------
                                   FACE AMOUNT    MARKET
DESCRIPTION                         (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
   Export-Import Bank
     4.375%, 10/01/03                851,000       $ 7,798
     2.875%, 07/28/05              1,320,000        11,297
   International Bank
     Recon & Development
     4.750%, 12/20/04              1,852,000        17,723
   Japanese Development Bank
     2.875%, 12/20/06              2,040,000        17,499
                                                  --------
                                                    81,662
                                                  --------
NETHERLANDS -- 3.4%
   Kingdom of Netherlands
     5.750%, 01/15/04                 26,220        13,553
                                                  --------
SPAIN -- 4.8%
   Kingdom of Spain
     7.900%, 02/28/02              2,595,800        18,910
                                                  --------
SWEDEN -- 3.0%
   Kingdom of Sweden
     10.250%, 05/05/03                76,300        11,698
                                                  --------
UNITED KINGDOM -- 19.7%
   European Investment Bank
     7.000%, 03/30/98                    200           329
   United Kingdom Treasury
     7.000%, 06/07/02                 32,205        54,265
     8.000%, 12/07/15                 11,677        23,230
                                                  --------
                                                    77,824
                                                  --------
Total Foreign Bonds
   (Cost $362,759)                                 364,064
                                                  --------
U.S. TREASURY OBLIGATIONS -- 7.7%
   U.S. Treasury Bill
     5.080%, 04/23/98                  5,080         5,041
   U.S. Treasury Bond
     6.625%, 02/15/27                  1,490         1,621
   U.S. Treasury Notes
     6.000%, 06/30/99                  8,675         8,722
     5.750%, 11/30/02                 11,260        11,307
     6.625%, 05/15/07                  3,440         3,661
                                                  --------
Total U.S. Treasury Obligations
   (Cost $30,431)                                   30,352
                                                  --------

SCHEDULE OF INVESTMENTS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

INTERNATIONAL FIXED
INCOME PORTFOLIO--CONCLUDED
--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 0.1%
   State Street Bank
     5.00%, dated 02/27/98,
     matured 03/02/98, repurchase
     price $492,205 (collateralized
     by U.S. Treasury Bond,
     par value $495,000,
     10/31/98, 5.875%,
     market value $505,411)         $    492      $    492
                                                  --------
Total Repurchase Agreement
   (Cost $492)                                         492
                                                  --------
Total Investments -- 100.0%
   (Cost $393,682)                                $394,908
                                                  ========
(1) IN LOCAL CURRENCY UNLESS OTHERWISE INDICATED.
OAT -- OBLIGATIONS ASSIMILABLES DE TRESOR
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


EMERGING MARKETS
DEBT PORTFOLIO

FOREIGN BONDS -- 97.3%
ALGERIA -- 3.5%
   Republic of Algeria FRN
     7.250%, 09/04/06                  5,500      $  4,524
                                                  --------
ARGENTINA -- 25.5%
   Argentina Bonos del Tesoro
     8.750%, 05/09/02                  4,500         4,394
   Government of Argentina
     8.750%, 07/10/02                    750           687
    11.000%, 10/09/06                 12,000        13,338
    11.750%, 02/12/07          ARS     2,000         2,116
   Government of Argentina 144A (A)
     8.750%, 07/10/02          ARS     2,750         2,527
    11.750%, 02/12/07          ARS     2,750         2,910
   Government of Argentina
     Bocon Previsional 1
     2.976%, 04/01/01          ARS       822           721
   Government of Argentina
     Bocon Previsional 2
     5.615%, 04/01/01          ARS     5,522         5,141

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
   Government of Argentina
     Bocon Proveedores 1
     2.976%, 04/01/07          ARS     1,585       $ 1,166
                                                  --------
                                                    33,000
                                                  --------
BRAZIL -- 5.4%
   Government of Brazil
     8.000%, 04/15/14                  8,636         6,995
                                                  --------
BULGARIA -- 5.2%
   Republic of Bulgaria FLIRB
     2.281%, 07/28/12                  3,950         2,538
   Republic of Bulgaria FRN
     6.563%, 07/28/24                  5,250         4,213
                                                  --------
                                                     6,751
                                                  --------
CROATIA -- 2.8%
   Government of Croatia FRN
     6.500%, 07/31/10                  4,000         3,540
                                                  --------
ECUADOR -- 5.1%
   Government of Ecuador FRN
     6.625%, 02/28/25                  3,750         2,775
   Government of Ecuador PDI
     6.625%, 02/27/15                  5,953         3,810
                                                  --------
                                                     6,585
                                                  --------
IVORY COAST -- 0.7%
   Ivory Coast When Issued FLIRB
     2.000%, 03/29/18                  2,500           856
                                                  --------
MEXICO -- 12.6%
   Government of Mexico
     9.875%, 01/15/07                 15,000        16,350
                                                  --------
PANAMA -- 4.7%
   Government of Panama IRB
     3.750%, 07/17/14                  2,750         2,145
     8.875%, 09/30/27                  4,000         3,940
                                                  --------
                                                     6,085
                                                  --------
PERU -- 5.8%
   Republic of Peru FRB
     3.250%, 03/07/17                  8,250         4,971
   Republic of Peru PDI
     4.000%, 03/07/17                  3,750         2,499
                                                  --------
                                                     7,470
                                                  --------
24

================================================================================


--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
PHILIPPINES -- 1.0%
   Government of Philippines
     8.750%, 10/07/16                    500      $    472
   Government of Philippines
     Treasury Bill*
     0.000%, 08/14/98                    800           808
                                                  --------
                                                     1,280
                                                  --------
POLAND -- 0.5%
   Republic of Poland RSTA
     3.750%, 10/27/24                  1,000           691
                                                  --------
RUSSIA -- 19.0%
   Russian Government
    10.000%, 06/26/07                 16,025        14,903
     6.719%, 12/15/20                 12,150         7,220
   Russian IAN FRN
     6.719%, 12/02/15                  3,500         2,415
   Russian IAN FRN PIK*
     0.000%, 12/02/15                    103            71
                                                  --------
                                                    24,609
                                                  --------
VENEZUELA -- 5.5%
   Government of Venezuela
     9.250%, 09/15/27                  8,000         7,150
                                                  --------
Total Foreign Bonds
   (Cost $123,809)                                 125,886
                                                  --------
LOAN PARTICIPATION -- 2.4%
   MOROCCO -- 2.4%
    Morocco R&C Loan FRN
      6.656%, 01/01/09                 3,500         3,058
                                                  --------
Total Loan Participation
   (Cost $3,023)                                     3,058
                                                  --------

--------------------------------------------------------------------------------
                                    FACE AMOUNT    MARKET
DESCRIPTION                          (000) (1)   VALUE (000)
--------------------------------------------------------------------------------
DEBT OPTION -- 0.3%
   Government of Brazil
     8.00%, 04/15/14
     Call, strike 80.6875*        13,000,000      $    381
                                                  --------
Total Debt Option
   (Cost $420)                                         381
                                                  --------
Total Investments -- 100.0%
   (Cost $127,252)                                $129,325
                                                  ========
* NON-INCOME PRODUCING SECURITY
(A) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.
FLIRB -- FRONT LOADED INTEREST REDUCTION BOND
FRB -- FLOATING RATE BOND
FRN -- FLOATING RATE NOTE
IAN -- INTEREST ARREARS NOTE
IRB -- INTEREST REVENUE BOND
PDI -- PAST DUE INTEREST (Security representing interest due from prior defaulted loan)
PIK -- PAID IN-KIND
RSTA -- REVOLVING SHORT TERM AGREEMENT
(1) IN U.S. DOLLARS UNLESS OTHERWISE INDICATED.
ARS -- Argentina Peso
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (000)
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST-- FEBRUARY 28, 1998

                                                               ----------------         ------------
                                                                INTERNATIONAL             EMERGING
                                                                   FIXED                   MARKETS
                                                                   INCOME                   DEBT
                                                               ----------------         ------------
ASSETS:
   Investment securities
     (Cost $393,682 and $127,252, respectively)                   $394,908                $129,325
   Foreign currency (Cost $33)                                          33                      --
   Interest receivable                                               8,004                   2,641
   Receivable for investment securities sold                        14,016                  24,507
   Receivable for shares of beneficial interest sold                 5,132                   1,013
   Other assets                                                         67                      91
                                                                  --------                --------
   Total Assets                                                    422,160                 157,577
                                                                  --------                --------
LIABILITIES:
   Payable for investment securities purchased                      11,180                   2,840
   Payable for shares of beneficial interest redeemed                  190                     237
   Payable to affiliates                                               199                     123
   Unrealized loss on forward foreign
     currency contracts                                              1,395                      --
   Other liabilities                                                   222                      93
                                                                  --------                --------
   Total Liabilities                                                13,186                   3,293
                                                                  --------                --------
   Net Assets                                                     $408,974                $154,284
                                                                  ========                ========
NET ASSETS:
   Portfolio shares of Class A (unlimited
     authorization -- no par value) based
     on 38,285,278 and 14,962,964 outstanding
     shares of beneficial interest, respectively                   410,441                 153,145
   Accumulated net investment income (loss)                           (866)                  1,932
   Accumulated net realized loss on
     investments                                                      (381)                 (2,866)
   Net unrealized appreciation
     on investments                                                  1,226                   2,073
   Net unrealized depreciation on forward
     foreign currency contracts,
     foreign currencies and translation of
     other assets and liabilities denominated
     in foreign currencies                                          (1,446)                     --
                                                                  --------                --------
   Net Assets                                                     $408,974                $154,284
                                                                  ========                ========

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS A                                     $  10.68                $  10.31
                                                                  ========                ========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0. THE


ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
26

STATEMENT OF OPERATIONS (000)
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE YEAR ENDED FEBRUARY 28, 1998

                                               -------------       -----------        -------------       -----------
                                                                    EMERGING          INTERNATIONAL        EMERGING
                                               INTERNATIONAL         MARKETS              FIXED             MARKETS
                                                  EQUITY             EQUITY              INCOME            DEBT  (1)
                                               -------------       -----------        -------------       -----------
INVESTMENT INCOME:
   Dividends                                      $16,018           $  5,657            $    --             $   --
   Interest                                         2,138              1,253             14,809              5,433
   Less: Foreign Taxes Withheld                    (1,474)              (610)               (84)                --
                                                  -------           --------            -------             ------
   Total Investment Income                         16,682              6,300             14,725              5,433
                                                  -------           --------            -------             ------
EXPENSES:
   Management fees                                  2,975              2,180              1,795                374
   Less: management fees waived                        --                 --                (11)               (64)
   Investment advisory fees                         3,338              3,522                898                489
   Less: investment advisory fees waived             (619)            (1,180)              (150)              (149)
   Shareholder servicing fees                       1,652                839                748                144
   Less: shareholder servicing fees waived             --               (192)              (540)              (127)
   Custodian/wire agent fees                          466              1,167                144                 28
   Professional fees                                   13                 18                 11                  6
   Registration & filing fees                         113                140                 62                 48
   Printing fees                                        7                 10                  9                  6
   Trustee fees                                        28                 15                 12                  2
   Pricing fees                                        14                 13                 13                  9
   Distribution fees                                    1                 --                 --                 --
   Amortization of deferred organization costs         --                  2                  6                 14
   Miscellaneous expenses                              12                  7                  6                  1
                                                  -------           --------            -------             ------
   Total Expenses                                   8,000              6,541              3,003                781
                                                  -------           --------            -------             ------
NET INVESTMENT INCOME (LOSS)                        8,682               (241)            11,722              4,652
                                                  -------           --------            -------             ------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCY
   TRANSACTIONS:
   Net realized gain (loss) from:
     Security transactions                         (4,291)           (26,146)             2,697             (2,866)
     Futures contracts                             (5,435)                --                 --                 --
   Net realized gain (loss) on forward foreign
     currency contracts and foreign
     currency transactions                          4,310             (2,534)            (8,722)               (26)
   Net change in unrealized appreciation
     (depreciation) on forward foreign
     currency contracts, futures contracts,
     foreign currencies, and translation
     of other assets and liabilities
     in foreign currency                            5,259                  9             (2,725)                --
   Net change in unrealized appreciation
     (depreciation) on investments                 60,622            (38,411)*            8,742              2,073
                                                  -------           --------            -------             ------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                $69,147           ($67,323)           $11,714             $3,833
                                                  =======           ========            =======             ======

(1) EMERGING MARKETS DEBT COMMENCED OPERATIONS ON JUNE 29, 1997.
* NET OF $147,000 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED SECURITIES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS (000)
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE YEARS ENDED FEBRUARY 28,

                                                                -----------------  ------------------ -----------------   ---------
                                                                                         EMERGING        INTERNATIONAL     EMERGING
                                                                  INTERNATIONAL          MARKETS            FIXED          MARKETS
                                                                      EQUITY              EQUITY           INCOME          DEBT (2)
                                                                -----------------  ------------------ -----------------   ---------
                                                                   1998     1997     1998       1997    1998     1997       1998
                                                                -----------------  ------------------ -----------------   ---------
OPERATIONS:
   Net investment income (loss)                                 $  8,682 $  5,137  $   (241) $   (55) $ 11,722 $  5,803   $  4,652
   Net realized gain (loss) from investment transactions          (9,726)  47,383   (26,146)     331     2,697    2,409     (2,866)
   Net realized gain (loss) on forward foreign currency
     contracts and foreign currency transactions                   4,310     (531)   (2,534)    (457)   (8,722)  (1,329)       (26)
   Net change in unrealized appreciation (depreciation)
     on forward foreign currency contracts, futures contracts,
     foreign currencies, and translation of other assets and
     liabilities denominated in foreign currencies                 5,259       81         9       14    (2,725)     710         --
   Net change in unrealized appreciation (depreciation)
     on investments                                               60,622  (26,307)  (38,411)* 27,462     8,742   (6,069)     2,073
                                                                -------- --------  -------- --------  -------- --------   --------
   Net increase (decrease) in net assets from operations          69,147   25,763   (67,323)  27,295    11,714    1,524      3,833
                                                                -------- --------  -------- --------  -------- --------   --------
DISTRIBUTIONS FROM:
   Net investment income:
     Class A                                                     (13,649)  (3,619)   (1,039)    (297)   (2,928)  (6,286)    (2,694)
     Class D                                                          (4)      (1)       --       --        --       --         --
   Net realized gains:
     Class A                                                     (19,564) (37,589)     (284)    (121)   (3,022)  (1,238)        --
     Class D                                                          (6)     (14)       --       --        --       --         --
                                                                -------- --------  -------- --------  -------- --------   --------
   Total distributions                                           (33,223) (41,223)   (1,323)    (418)   (5,950)  (7,524)    (2,694)
                                                                -------- --------  -------- --------  -------- --------   --------
CAPITAL SHARE TRANSACTIONS(1):
   Class A:
     Proceeds from shares issued in merger                            --  150,364        --       --        --       --         --
     Proceeds from shares issued                                 485,986  333,733   421,404  163,899   271,882  146,550    160,754
     Reinvestment of cash distributions                           25,961   31,663     1,122      383     5,305    6,287      2,651
     Cost of shares redeemed                                    (220,367)(277,258)  (65,606) (36,866)  (78,196) (26,936)   (10,260)
     Cost of shares redeemed in-kind                                  --  (46,630)       --       --        --       --         --
                                                                -------- --------  -------- --------  -------- --------   --------
     Increase in net assets from
       Class A transactions                                      291,580  191,872   356,920  127,416   198,991  125,901    153,145
                                                                -------- --------  -------- --------  -------- --------   --------
   Class D:
     Proceeds from shares issued                                     150      183        --       --        --      --          --
     Reinvestment of cash distributions                               10       15        --       --        --      --          --
     Cost of shares redeemed                                         (59)    (216)       --       --        --      --          --
                                                                -------- --------  -------- --------  -------- --------   --------
     Increase (decrease) in net assets from
       Class D transactions                                          101      (18)       --       --        --       --         --
                                                                -------- --------  -------- --------  -------- --------   --------
INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS                                    291,681  191,854   356,920  127,416   198,991  125,901    153,145
                                                                -------- --------  -------- --------  -------- --------   --------
         Net increase in net assets                              327,605  176,394   288,274  154,293   204,755  119,901    154,284
NET ASSETS:
   Beginning of period                                           524,239  347,845   221,474   67,181   204,219   84,318         --
                                                                -------- --------  -------- --------  -------- --------   --------
   End of period                                                $851,844 $524,239  $509,748 $221,474  $408,974 $204,219   $154,284
                                                                ======== ========  ======== ========  ======== ========   ========
(1) CAPITAL SHARE TRANSACTIONS:
   Class A:
     Shares issued in merger                                          --   14,954        --       --        --       --         --
     Shares issued                                                49,078   32,925    36,760   14,081    25,735   13,451     15,725
     Shares issued in lieu of cash distributions                   2,802    3,215       112       34       504      570        263
     Shares redeemed                                             (22,162) (27,199)   (5,763)  (3,052)   (7,344)  (2,464)    (1,025)
     Shares redeemed in-kind                                          --   (4,462)       --       --        --       --         --
                                                                -------- --------  -------- --------  -------- --------   --------
     Total Class A transactions                                   29,718   19,433    31,109   11,063    18,895   11,557     14,963
                                                                -------- --------  -------- --------  -------- --------   --------
   Class D:
     Shares issued                                                    16       18        --       --        --       --         --
     Shares issued in lieu of cash distributions                       1        1        --       --        --       --         --
     Shares redeemed                                                  (6)     (21)       --       --        --       --         --
                                                                -------- --------  -------- --------  -------- --------   --------
     Total Class D transactions                                       11       (2)       --       --        --       --         --
                                                                -------- --------  -------- --------  -------- --------   --------
         Net increase in capital shares                           29,729   19,431    31,109   11,063    18,895   11,557     14,963
                                                                ======== ========  ======== ========  ======== ========   ========

(2) EMERGING MARKETS DEBT COMMENCED OPERATIONS ON JUNE 29, 1997.
* NET OF $147,000 CHARGE IN ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED SECURITIES.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
28

FINANCIAL HIGHLIGHTS
===================================================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FOR THE PERIODS ENDED FEBRUARY 28 OR 29,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




          NET ASSET                               DISTRIBUTIONS  DISTRIBUTIONS
            VALUE        NET     NET REALIZED AND    FROM NET        FROM                    NET ASSET          NET ASSETS
          BEGINNING  INVESTMENT     UNREALIZED      INVESTMENT  REALIZED CAPITAL   RETURN    VALUE END   TOTAL   END OF
          OF PERIOD INCOME/(LOSS) GAINS/(LOSSES)    INCOME (5)       GAINS       OF CAPITAL  OF PERIOD  RETURN PERIOD (000)
----------------------------------------------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
CLASS A
 1998(6)   $ 9.67       $ 0.17      $ 0.77            $(0.18)       $(0.28)        $   --      $10.15     10.21%  $851,542
 1997       10.00         0.09        0.47             (0.07)        (0.82)            --        9.67      5.70    524,062
 1996        9.59         0.14        1.45             (0.19)        (0.99)            --       10.00     17.30    347,646
 1995       11.00         0.15       (0.97)               --         (0.59)            --        9.59     (7.67)   328,503
 1994        8.93         0.13        2.05             (0.11)           --             --       11.00     24.44    503,498
 1993        9.09         0.16        0.04             (0.36)           --             --        8.93      2.17    178,287
 1992        9.56         0.19       (0.36)            (0.30)           --             --        9.09     (1.63)    92,456
 1991        9.62         0.18       (0.14)               --         (0.01)         (0.09)       9.56      0.36     35,829
CLASS D
 1998(6)   $ 9.58       $ 0.15      $ 0.77            $(0.16)       $(0.28)        $   --      $10.06      9.92%  $    302
 1997        9.93         0.05        0.47             (0.05)        (0.82)            --        9.58      5.39        177
 1996        9.56         0.04        1.50             (0.18)        (0.99)            --        9.93     16.77        199
 1995(1)    10.81         0.01       (0.67)               --         (0.59)            --        9.56     (6.33)*       51

-----------------------
EMERGING MARKETS EQUITY
-----------------------
CLASS A
 1998      $12.87       $(0.03)    $ (2.25)           $(0.03)       $(0.01)        $   --      $10.55    (17.72)% $509,748
 1997       10.93         0.01        1.96             (0.02)        (0.01)            --       12.87     18.02    221,474
 1996       10.27        (0.02)       0.72                --         (0.04)            --       10.93      6.83     67,181
 1995(2)    10.00         0.01        0.26                --            --             --       10.27      2.70*     5,300

--------------------------
INTERNATIONAL FIXED INCOME
--------------------------
CLASS A
 1998      $10.53       $ 0.23     $  0.11            $(0.10)       $(0.09)        $   --      $10.68      3.23%  $408,974
 1997       10.77         0.71       (0.49)            (0.38)        (0.08)            --       10.53      1.85    204,219
 1996       10.42         0.58        0.89             (1.02)        (0.10)            --       10.77     13.96     84,318
 1995       10.23         0.43        0.40             (0.62)        (0.02)            --       10.42      8.43     42,580
 1994(3)    10.00         0.14        0.18             (0.09)           --             --       10.23      6.41*    23,678

---------------------
EMERGING MARKETS DEBT
---------------------
CLASS A
 1998(4)   $10.00       $ 0.56     $    --            $(0.25)       $   --         $   --      $10.31      5.64%* $154,284

                                                   RATIO OF
                                     RATIO OF    NET INVESTMENT
                       RATIO OF      EXPENSES    INCOME/(LOSS)
           RATIO OF  NET INVESTMENT TO AVERAGE    TO AVERAGE
           EXPENSES  INCOME/(LOSS)   NET ASSETS   NET ASSETS    PORTFOLIO  AVERAGE
          TO AVERAGE  TO AVERAGE    (EXCLUDING    (EXCLUDING     TURNOVER COMMISSION
          NET ASSETS  NET ASSETS      WAIVERS)     WAIVERS)        RATE     RATE+
------------------------------------------------------------------------------------
--------------------
INTERNATIONAL EQUITY
--------------------
CLASS A
 1998(6)     1.21%      1.31%         1.30%         1.22%            75%    $0.0122
 1997        1.28       1.11          1.42          0.97            117      0.0172
 1996        1.25       1.29          1.29          1.25            102       n/a
 1995        1.19       1.30          1.21          1.28             64       n/a
 1994        1.10       1.46          1.24          1.32             19       n/a
 1993        1.10       1.80          1.53          1.37             23       n/a
 1992        1.10       2.07          1.52          1.65             79       n/a
 1991        1.10       3.52          1.64          2.98             14       n/a
CLASS D
 1998(6)     1.36%      1.16%         1.45%         1.07%            75%    $0.0122
 1997        1.55       0.71          1.65          0.61            117      0.0172
 1996        1.65       0.58          1.90          0.33            102       n/a
 1995(1)     1.47       0.42          1.48          0.41             64       n/a

-----------------------
EMERGING MARKETS EQUITY
-----------------------
CLASS A
 1998        1.95%     (0.12)%        2.36%        (0.53)%           76%    $0.0019
 1997        1.95      (0.04)         2.55         (0.64)           100      0.0004
 1996        1.95      (0.23)         2.72         (1.00)           104       n/a
 1995(2)     1.95       1.79          4.98         (1.24)            --       n/a

--------------------------
INTERNATIONAL FIXED INCOME
--------------------------
CLASS A
 1998        1.00%      3.92%         1.24%         3.68%           280%      n/a
 1997        1.00       3.99          1.39          3.60            352       n/a
 1996        1.00       4.70          1.27          4.43            269       n/a
 1995        1.00       4.68          1.30          4.38            303       n/a
 1994(3)     1.00       3.81          1.61          3.20            126       n/a

---------------------
EMERGING MARKETS DEBT
---------------------
CLASS A
 1998(4)     1.35%      8.05%         1.94%         7.46%           269%      n/a

 *  RETURNS ARE FOR THE PERIOD INDICATED AND HAVE NOT BEEN ANNUALIZED.
(1) INTERNATIONAL EQUITY CLASS D SHARES WERE OFFERED BEGINNING MAY 1, 1994. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(2) EMERGING MARKETS EQUITY CLASS A SHARES WERE OFFERED BEGINNING JANUARY 17, 1995. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(3) INTERNATIONAL FIXED INCOME CLASS A SHARES WERE OFFERED BEGINNING SEPTEMBER 1, 1993. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(4) EMERGING MARKETS DEBT CLASS A SHARES WERE OFFERED BEGINNING JUNE 29, 1997. ALL RATIOS FOR THAT PERIOD HAVE BEEN ANNUALIZED.
(5) DISTRIBUTIONS FROM NET INVESTMENT INCOME INCLUDE DISTRIBUTIONS OF CERTAIN FOREIGN CURRENCY GAINS AND LOSSES.
(6) PER SHARE NET INVESTMENT INCOME AND NET REALIZED AND UNREALIZED GAINS/ (LOSSES) CALCULATED USING AVERAGE SHARES.
+ AVERAGE COMMISSION RATE PAID PER SHARE FOR SECURITY PURCHASES AND SALES DURING THE PERIOD. PRESENTATION OF THE RATE IS ONLY REQUIRED FOR EQUITY FUNDS FOR FISCAL YEARS BEGINNING AFTER SEPTEMBER 1, 1995.
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

1. ORGANIZATION
SEI Institutional International Trust, (the "Trust") formerly, SEI International Trust, was organized as a Massachusetts business trust under a Declaration of Trust dated June 30, 1988. The operations of the Trust commenced on December 20, 1989.
     The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment company with four portfolios: the International Equity Portfolio, the Emerging Markets Equity Portfolio, the International Fixed Income Portfolio and the Emerging Markets Debt Portfolio (together the "Portfolios"). The Trust's prospectuses provide a description of each Fund's investment objectives, policies, and strategies. The Trust is registered to offer Class A shares of each of the Portfolios and Class D shares of the International Equity Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
     SECURITY VALUATION -- Investment securities that are listed on a securities exchange for which market quotations are readily available are valued by an independent pricing service at the last quoted sales price for such securities, or if there is no such reported sale on the valuation date, at the most recent quoted bid price. Unlisted securities for which market quotations are readily available are valued at the most recent quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at amortized cost, which approximates market value. Other securities for which market quotations are not readily available or securities whose market quotations do not reflect market value are valued at fair value using good faith pricing procedures approved by the Board of Trustees.
     FEDERAL INCOME TAXES -- It is the intention of each Portfolio to continue to qualify as a regulated investment company and to distribute substantially all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.
     The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned.
The Portfolios accrue such taxes when the related income is earned.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until maturity of the repurchase agreements. Provisions of the repurchase agreements and procedures adopted by the Trust require that the market value of the collateral to cover principal and interest, including accrued interest thereon, is sufficient in the event of default by the counterparty.
     The Portfolios may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements require that the market value of the collateral, including accrued interest thereon, is sufficient to cover principal and interest in the event of default by the counterparty of the repurchase agreement.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Portfolio may be delayed or limited.
     FOREIGN CURRENCY TRANSLATION -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following bases: (I) market value of investment securities, other assets and liabilities at the current rate of exchange; and (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.
     For foreign equity securities, the Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.
     The Portfolios do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency

================================================================================


denominated debt obligations for Federal income tax purposes.
     The Portfolios report gains and losses on foreign currency-related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for Federal income tax purposes.
     FORWARD FOREIGN CURRENCY CONTRACTS -- The Portfolios may enter into forward foreign currency contracts as hedges against either specific transactions, portfolio positions or anticipated portfolio positions. The aggregate principal amounts of the contracts are not recorded as the Portfolios do not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Portfolios realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.
     FUTURES CONTRACTS -- The International Equity Portfolio utilized futures contracts during the period ended February 28, 1998. The Portfolio's investment in these futures contracts is designed to enable the Portfolio to more closely approximate the performance of its benchmark index.
     Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are "marked to market" daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized losses or gains are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost
of) the closing transaction and the amount invested in the contract.
     Risks related to futures contracts include the possibility that there may not be a liquid market for the contracts, that the changes in the value of the contract may not directly correlate with changes in the value of the underlying securities, and that the counterparty to a contract may default on its obligation to perform.
     CLASSES -- Class-specific expenses, such as Shareholder Servicing for Class A and 12b-1 and Transfer Agent for Class D, are borne by that class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     EXPENSES -- Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses of the Portfolios are prorated to the Portfolios on the basis of relative net assets.
     DISTRIBUTIONS -- Distributions from net investment income and net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid in capital in the period that the difference arises.
     Accordingly, $1,556,000, $1,263,000 and $372,000 was reclassified from accumulated net realized gain on investments to undistributed net investment income in the International Equity, Emerging Markets Equity and International Fixed Income Portfolios, respectively. The Emerging Markets Equity Portfolio also reclassed and $(349,000) from undistributed net investment income to paid in capital relating to current year net operating loss. The International Equity Portfolio reclassed $(37,000) from undistributed net investment income to paid in capital. In addition, the following permanent differences primarily attributable to realized foreign exchange gains and losses, have been reclassified from accumulated net realized gain (loss) on foreign currency transactions to undistributed net investment income:
                                                    (000)
                                                 ----------
International Equity Portfolio                     $4,310
Emerging Markets Equity Portfolio                  (2,534)
International Fixed Income Portfolio               (8,722)
Emerging Markets Debt Portfolio                       (26)
     These reclassifications have no effect on net assets or net asset value per share.
     OTHER -- Security transactions are accounted for on the trade date of the security purchase or sale. Costs used in determining net realized capital gains and losses on the sale of investment securities are those of the specific securities sold. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the scientific interest method, which approximates the effective interest method. Dividend income

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

is recognized on the ex-dividend date and interest income is recognized using the accrual method.

3. MANAGEMENT, INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS
SEI Fund Management (the "Manager") and the Trust are parties to a management agreement dated August 30, 1988, under which the Manager provides management, administrative and shareholder services to the Portfolio for an annual fee equal to .45% of the average daily net assets of the International Equity Portfolio,
 .60% of the average daily net assets of the International Fixed Income Portfolio, and .65% of the average daily net assets of the Emerging Markets Equity and Emerging Markets Debt Portfolios. The Manager has voluntarily agreed to waive all or a portion of its fees and, if necessary, reimburse other operating expenses in order to limit the operating expenses of each Portfolio.
     SEI Investments Management Corporation ("SIMC") acts as the investment adviser for the International Equity, Emerging Markets Equity and Emerging Markets Debt Portfolios. Under the Investment Advisory Agreement, SIMC receives an annual fee of .505% of the average daily net assets of the International Equity Portfolio, 1.05% of the average daily net assets of the Emerging Markets Equity Portfolio, and .85% of the average daily net assets of the Emerging Markets Debt Portfolio.
     As of February 28, 1998, pursuant to Sub-Advisory Agreements with SIMC, Acadian Asset Management, Inc., Farrell Wako Global Investment Management, Inc., Lazard London International Investment Management Limited, Seligman Henderson Co., Yamaichi Capital Management, Inc. and Yamaichi Capital Management (Singapore) Limited serve as Sub-Advisers to the International Equity Portfolio, and Parametric Portfolio Associates, Yamaichi Capital Management, Inc., Yamaichi Capital Management (Singapore) Limited, Montgomery Asset Management, LLC, Coronation Asset Management (Proprietary) Limited, and Credit Suisse Asset Management Limited serve as Sub-Advisers to the Emerging Markets Equity Portfolio. Salomon Brothers Asset Management, Inc. serves as the Sub-Adviser to the Emerging Markets Debt Portfolio.
     Strategic Fixed Income, L.P., the Adviser for the International Fixed Income Portfolio, is a party to an investment advisory agreement with the Trust dated June 15, 1993. Under the investment advisory agreement, Strategic Fixed Income, L.P., receives an annual fee of up to .30% of the average daily net assets of the Portfolio. Strategic Fixed Income, L.P., has voluntarily agreed to waive all or a portion of its fee, in conjunction with the Manager, in order to limit the total operating expenses of the Portfolio.
     SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments and a registered broker-dealer, serves as each Portfolio's distributor pursuant to a distribution agreement with the Trust. Effective April 15, 1996, the Trust adopted a shareholder servicing plan (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to the Class A shares are paid to the Distributor. Under the Class A Plan, the Distributor may perform, or may compensate other service providers for performing certain shareholder and administrative services.
     The International Equity Portfolio has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .30% of the average daily net assets attributable to the Class D shares is paid to the Distributor. As of February 28, 1998, the Distributor was taking a fee under the Class D Plan of only .25% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as profit any difference between the fee it receives and the amount it pays to third parties. In addition, Class D shares incur transfer agency fees of up to .15% of the average daily net assets. Class D is also subject to a 5% sales load on purchases of shares.
     Certain Officers and/or Trustees of the Trust are also Officers and/or Directors of the Manager. Compensation of Officers and affiliated Trustees is paid by the Manager.
     For the year ended February 28, 1998, the Portfolios paid commissions of $533,447 to affiliated broker-dealers.

4. ORGANIZATIONAL COSTS
Organizational costs have been capitalized by the Portfolios and are being amortized using the straight line method over sixty months beginning with the commencement of operations. In the event any of the initial shares of a Portfolio acquired by the Manager are redeemed during the period that the Portfolio is amortizing its organizational costs, the redemption proceeds payable to the Manager by the Portfolio will be reduced by an amount equal to a pro-rata portion of the unamortized organizational costs.

================================================================================



5. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolios enter into forward foreign currency exchange contracts as hedges against portfolio positions and anticipated portfolio positions. Such contracts, which are designed to protect the value of the Portfolio's investment securities against a decline in the value of the hedged currency, do not eliminate fluctuations in the underlying prices of the securities; they simply establish an exchange rate at a future date. Also, although such contracts tend to minimize risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase.
     The following forward foreign currency contracts were outstanding at February 28, 1998:

                                         IN      UNREALIZED
      MATURITY        CONTRACTS TO    EXCHANGE  APPRECIATION
        DATES        DELIVER/RECEIVE     FOR   (DEPRECIATION)
-------------------  ---------------  -------- --------------
INTERNATIONAL FIXED INCOME PORTFOLIO:
-------------------------------------

FOREIGN CURRENCY SALES:
3/23/98          AD     63,826,410  $ 40,991,927  $(2,331,129)
3/23/98          CD     57,212,615    39,632,587     (584,356)
3/23/98          CH     85,316,053    58,044,162     (313,104)
3/23/98          DK     37,838,598     5,463,258      (16,417)
3/23/98          DM    260,784,958   143,831,525     (131,857)
3/23/98          FF    140,357,732    23,128,079       16,425
3/23/98          IP      7,745,356    10,593,323       39,626
3/23/98          IT 60,421,047,928    33,761,522      (37,287)
3/23/98          JY 13,338,291,680   104,949,698   (1,178,060)
3/23/98          NG      8,561,441     4,176,313      (17,186)
3/23/98          SK     56,029,586     6,960,373      (53,643)
3/3/98-3/23/98   SP  4,263,462,565    27,518,073     (237,697)
3/23/98          UK     52,098,773    84,938,667     (619,114)
                                    ------------  -----------
                                    $583,989,507  $(5,463,799)
                                    ------------  -----------
FOREIGN CURRENCY PURCHASES:
3/02/98-3/23/98  AD     59,075,574 $ 38,782,634   $ 1,312,676
3/23/98          CD     74,647,080   52,164,991       307,305
3/23/98          CH     71,810,560   49,176,304       (56,967)
3/23/98          DM    414,721,296  229,133,836      (189,702)
3/23/98          FF    122,274,672   20,077,943        56,108
3/23/98          IT 26,775,509,961   15,088,304      (110,405)
3/23/98          JY 18,583,047,249  145,425,036     2,433,265
3/23/98          NG      6,182,544    3,020,000         8,286
3/3/98-3/23/98   SK     39,364,745    4,899,098        28,148
3/23/98          SP  2,139,487,860   13,939,106       (10,509)
3/23/98          UK     28,184,260   45,994,029       290,798
                                   ------------   -----------
                                   $617,701,281   $ 4,069,003
                                   ============   -----------
                                                  $(1,394,796)
                                                  ===========

CURRENCY LEGEND
AD    Australian Dollar   IT    Italian Lira
CD    Canadian Dollar     J(Y)  Japanese Yen
CH    Swiss Franc         NG    Netherlands Guilder
DK    Danish Kroner       SK    Swedish Krona
DM    German Mark         SP    Spanish Peseta
FF    French Franc        UK    British Pounds Sterling
IP    Irish Punts

6. INVESTMENT TRANSACTIONS
The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. government securities, during the period ended February 28, 1998, were as follows:

                                        PURCHASES   SALES
                                          (000)     (000)
                                       ---------- ----------
International Equity Portfolio         $670,294   $464,038
Emerging Markets Equity Portfolio       591,158    241,869
International Fixed Income Portfolio    986,704    757,015
Emerging Markets Debt Portfolio         365,879    234,673

     The International Fixed Income and Emerging Markets Debt Portfolios purchased $174,695,237 and $21,570,335, and sold $149,955,717 and $21,559,719, respectively in U.S. government securities, during the period ended February 28, 1998.

     For Federal income tax purposes, the cost of securities owned at February 28, 1998 and the net realized gains or losses on securities sold for the period then ended was different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at February 28, 1998 for the Portfolios is as follows:

                                                BOOK        LESS:          TAX
                                           NET UNREALIZED    TAX      NET UNREALIZED
                    APPRECIATED DEPRECIATED APPRECIATION/   BASIS      APPRECIATION/
                    SECURITIES  SECURITIES (DEPRECIATION) ADJUSTMENTS  (DEPRECIATION)
                       (000)       (000)       (000)        (000)          (000)
                     --------  ------------ ------------ ------------ ---------------
International Equity
   Portfolio         $119,680   $(46,730)    $72,950      $ 5,977       $ 66,973
Emerging Markets
   Equity Portfolio    45,066    (54,910)     (9,844)*     10,807        (20,651)
International Fixed
   Income Portfolio     4,429     (3,203)      1,226        1,379           (153)
Emerging Markets Debt
   Portfolio            3,640     (1,567)      2,073           --          2,073

*NET OF $147,000 ACCRUED FOREIGN WITHHOLDING TAXES ON APPRECIATED SECURITIES.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998


     Subsequent to October 31, 1997, the following Portfolios had recognized net capital and net foreign currency losses that have been deferred to 1998 for tax purposes and can be used to offset future capital and foreign currency gains at February 28, 1999. The Portfolios also had capital loss carry-forwards at February 28, 1998, that can be used to offset future capital gains.

                              POST            POST       CAPITAL LOSS
                            10/31/97        10/31/97      CARRYOVERS
                         LOSS DEFERRAL F/X LOSS DEFERRAL EXPIRING 2006
                         ------------- ----------------- -------------
International Equity      14,432,054             --              --
Emerging Markets Equity    9,578,857        970,319       9,258,937
International Fixed Income        --      5,140,052              --
Emerging Markets Debt             --             --       2,274,110

7. FUTURES CONTRACTS
The International Equity Portfolio had futures contracts open as of February 28, 1998:

  CONTRACT      NUMBER OF   TRADE    SETTLEMENT  UNREALIZED
 DESCRIPTION    CONTRACTS   PRICE       MONTH    GAIN/(LOSS)
-------------- ----------- -------   ----------  -----------
IBEX 35 Index       9      8,151.50  March 1998  $  46,486
IBEX 35 Index      36      8,155.50  March 1998    185,008
IBEX 35 Index       2      8,356.00  March 1998      7,675
IBEX 35 Index       1      8,570.00  March 1998      2,448
IBEX 35 Index       1      8,585.00  March 1998      2,350
IBEX 35 Index      20      8,715.00  March 1998     30,127
IBEX 35 Index      22      8,725.00  March 1998     31,711
IBEX 35 Index       4      8,884.00  March 1998      1,636
IBEX 35 Index       5      8,853.00  March 1998      3,052

CAC 40 Index       10      3,033.50  March 1998    130,844
CAC 40 Index       13      3,032.50  March 1998    170,525
CAC 40 Index       14      3,030.50  March 1998    184,561
CAC 40 Index       12      3,034.50  March 1998    156,619
CAC 40 Index       18      3,036.50  March 1998    233,746
CAC 40 Index        2      3,193.00  March 1998     15,691
CAC 40 Index        4      3,178.50  March 1998     33,288
CAC 40 Index        3      3,208.00  March 1998     22,044
CAC 40 Index        3      3,249.00  March 1998     18,005
CAC 40 Index        2      3,235.00  March 1998     12,923
CAC 40 Index        4      3,263.00  March 1998     22,167
CAC 40 Index        6      3,199.00  March 1998     45,862
CAC 40 Index        3      3,289.00  March 1998     14,063
CAC 40 Index        6      3,257.00  March 1998     34,433
CAC 40 Index        2      3,309.00  March 1998      8,062
CAC 40 Index        1      3,267.50  March 1998      5,394
CAC 40 Index        1      3,265.50  March 1998      5,460
CAC 40 Index        1      3,357.00  March 1998      2,454
CAC 40 Index        3      3,416.00  March 1998      1,549

DAX Index          14      4,287.00  March 1998    323,509
DAX Index          10      4,289.00  March 1998    229,976
DAX Index           1      4,565.00  March 1998      7,789
DAX Index           2      4,530.00  March 1998     19,436
DAX Index           1      4,535.00  March 1998      9,442
DAX Index           1      4,569.50  March 1998      7,541
DAX Index           2      4,533.00  March 1998     19,105
DAX Index           1      4,635.00  March 1998      3,932
DAX Index           1      4,601.00  March 1998      5,806
DAX Index           1      4,668.00  March 1998      2,114
DAX Index           2      4,740.00  March 1998     (3,707)

  CONTRACT      NUMBER OF   TRADE    SETTLEMENT  UNREALIZED
 DESCRIPTION    CONTRACTS   PRICE       MONTH    GAIN/(LOSS)
-------------- ----------- -------   ----------  -----------
FT-SE 100 Index    16      5,305.00  March 1998   $313,336
FT-SE 100 Index    15      5,303.00  March 1998    294,987
FT-SE 100 Index     9      5,307.00  March 1998    175,510
FT-SE 100 Index    10      5,316.00  March 1998    191,307
FT-SE 100 Index     9      5,319.00  March 1998    171,065
FT-SE 100 Index     5      5,321.00  March 1998     94,624
FT-SE 100 Index    10      5,315.00  March 1998    191,718
FT-SE 100 Index     3      5,618.00  March 1998     20,099
FT-SE 100 Index     5      5,593.00  March 1998     38,643
FT-SE 100 Index     3      5,644.00  March 1998     16,888
FT-SE 100 Index     1      5,605.00  March 1998      7,235
FT-SE 100 Index     1      5,604.00  March 1998      7,276
FT-SE 100 Index     1      5,638.00  March 1998      5,876
FT-SE 100 Index     4      5,610.00  March 1998     28,116
FT-SE 100 Index     4      5,563.00  March 1998     35,854
FT-SE 100 Index     1      5,565.00  March 1998      8,901
FT-SE 100 Index     1      5,565.00  March 1998      8,881
FT-SE 100 Index     1      5,700.00  March 1998      3,324
FT-SE 100 Index     2      5,721.00  March 1998      4,920
FT-SE 100 Index     5      5,728.00  March 1998     10,859
FT-SE 100 Index     3      5,770.00  March 1998      1,329
FT-SE 100 Index     2      5,600.00  March 1998     14,881
FT-SE 100 Index     2      5,755.00  March 1998      2,121
FT-SE 100 Index     4      5,795.00  March 1998     (2,345)

Hang Seng Index     2     10,320.00  March 1998     15,822
Hang Seng Index    19     10,308.00  March 1998    151,779
Hang Seng Index     5     10,301.00  March 1998     40,168
Hang Seng Index     5     10,303.00  March 1998     40,103
Hang Seng Index     8     10,305.00  March 1998     64,062
Hang Seng Index     2     10,400.00  March 1998     14,789
Hang Seng Index     2     10,590.00  March 1998     12,335
Hang Seng Index     1     10,640.00  March 1998      5,844
Hang Seng Index     1     11,130.00  March 1998      2,680
Hang Seng Index     1     11,400.00  March 1998        936

Australia Ords Index2      2,638.00  March 1998      2,098
Australia Ords Index2      2,633.00  March 1998      2,269
Australia Ords Index1      2,637.00  March 1998      1,066
Australia Ords Index10     2,675.00  March 1998      4,190
Australia Ords Index1      2,637.00  March 1998      1,066
Australia Ords Index1      2,566.00  March 1998      2,276
Australia Ords Index3      2,616.00  March 1998      4,272
Australia Ords Index4      2,619.00  March 1998      5,491
Australia Ords Index1      2,572.00  March 1998      2,173
Australia Ords Index1      2,650.00  March 1998        845
Australia Ords Index5      2,672.00  March 1998      2,350
Australia Ords Index2      2,628.00  March 1998      2,439
Australia Ords Index4      2,647.00  March 1998      3,584
Australia Ords Index1      2,714.00  March 1998       (245)
Australia Ords Index2      2,675.00  March 1998        838
Australia Ords Index2      2,662.00  March 1998      1,281
Australia Ords Index2      2,668.00  March 1998      1,076
Australia Ords Index1      2,694.00  March 1998         95
Australia Ords Index1      2,688.00  March 1998        198
Australia Ords Index3      2,690.00  March 1998        491
Australia Ords Index1      2,685.00  March 1998        249
Australia Ords Index1      2,679.00  March 1998        351
Australia Ords Index3      2,655.00  March 1998      2,279
Australia Ords Index1      2,667.00  March 1998        555
Australia Ords Index1      2,651.00  March 1998        828
Australia Ords Index16     2,667.00  March 1998      8,884
Australia Ords Index4      2,698.00  March 1998        109
Australia Ords Index3      2,716.00  March 1998       (838)

================================================================================



  CONTRACT      NUMBER OF   TRADE    SETTLEMENT  UNREALIZED
 DESCRIPTION    CONTRACTS   PRICE       MONTH    GAIN/(LOSS)
-------------- ----------- -------   ----------  -----------
Nikkei 225 Index   13     15,000.00  March 1998  $ 103,934
Nikkei 225 Index   28     15,250.00  March 1998    196,153
Nikkei 225 Index   57     14,810.00  March 1998    498,575
Nikkei 225 Index    4     14,800.00  March 1998     35,146
Nikkei 225 Index    3     14,600.00  March 1998     28,734
Nikkei 225 Index    2     14,820.00  March 1998     17,415
Nikkei 225 Index   12     14,950.00  March 1998     98,314
Nikkei 225 Index   19     15,080.00  March 1998    145,888
Nikkei 225 Index   12     16,790.00  March 1998     10,924
Nikkei 225 Index    9     16,770.00  March 1998      8,905
Nikkei 225 Index    3     16,500.00  March 1998      6,174
Nikkei 225 Index    1     16,950.00  March 1998        277
Nikkei 225 Index    1     17,150.00  March 1998       (514)
Nikkei 225 Index    5     17,400.00  March 1998     (7,520)
Nikkei 225 Index    5     17,095.00  March 1998     (1,484)
Nikkei 225 Index    9     17,060.00  March 1998     (1,425)
Nikkei 225 Index    4     17,300.00  March 1998     (4,433)
Nikkei 225 Index    2     17,350.00  March 1998     (2,612)
Nikkei 225 Index    8     17,280.00  March 1998     (8,232)
Nikkei 225 Index   13     17,090.00  March 1998     (3,602)
Nikkei 225 Index    9     16,760.00  March 1998      9,261
Nikkei 225 Index    9     16,625.00  March 1998     14,070
Nikkei 225 Index   13     16,535.00  March 1998     24,954
Nikkei 225 Index    2     16,570.00  March 1998      3,562
Nikkei 225 Index    6     16,575.00  March 1998     10,568
Nikkei 225 Index    8     16,380.00  March 1998     20,264
Nikkei 225 Index    9     16,700.00  March 1998     11,399
                                                ----------
                                                $5,312,014
                                                ==========

8. CONCENTRATION OF RISKS
Each Portfolio invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries. The International Fixed Income Portfolio invests in debt securities, the market value of which may change in response to interest rate changes. Also, the ability of the issuers of debt securities held by the International Fixed Income Portfolio to meet its obligations may be affected by economic and political developments in a specific country, industry or region.

9. LOAN PARTICIPATIONS AND BRADY BONDS
The Emerging Markets Debt Portfolio (the "Portfolio") invests in U.S. dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Portfolio invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Portfolio having a contractual relationship only with the Lender, not with the sovereign borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Portfolio will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. The Portfolio may have difficulty disposing of Participations and Assign-ments because the market for such instruments is not highly liquid.
     Certain debt obligations, customarily referred to as "Brady Bonds," are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies.

10. SUBSEQUENT EVENTS
Effective March 23, 1998, Scottish Widows Investment Management Limited replaced Lazard London International Investment Management Limited as sub-advisers for the International Equity Portfolio. Farrell Wako Global Investment Management, Inc., and Seligman Henderson Co. were terminated as sub-advisers for the International Equity Portfolio.

REPORT OF INDEPENDENT ACCOUNTANTS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998

To the Shareholders and Trustees
SEI Institutional International Trust

In our opinion, the accompanying statements of net assets and statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of International Equity, Emerging Markets Equity, International Fixed Income, and Emerging Markets Debt Portfolios (constituting SEI Institutional International Trust, formerly SEIInternational Trust, hereafter referred to as the "Trust") at February 28, 1998, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 1998 by correspondence with the custodian and brokers and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for the opinion expressed above.


PRICE WATERHOUSE LLP

Philadelphia, PA
April 24, 1998

NOTICE TO SHAREHOLDERS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

For shareholders that do not have a February 28, 1998 taxable year end, this notice is for informational purposes only. For shareholders with a February 28, 1998 taxable year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended February 28, 1998 the Portfolios of the SEI Institutional International Trust are designating the following items with regard to distributions paid during the year as follows:

                                   (A)                 (B)                (C)
                                LONG TERM           MID TERM           ORDINARY
                              CAPITAL GAINS       CAPITAL GAINS         INCOME              TOTAL
                              DISTRIBUTIONS       DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTIONS
PORTFOLIO                      (TAX BASIS)         (TAX BASIS)        (TAX BASIS)        (TAX BASIS)
----------                    -------------       -------------      -------------      -------------
International Equity              12%                 29%                 59%               100%
Emerging Markets Equity            0%                 21%                 79%               100%
International Fixed Income         0%                  0%                100%               100%
Emerging Markets Debt              0%                  0%                100%               100%

                                   (D)
                                 FOREIGN
PORTFOLIO                     TAX CREDIT(1)
----------                    -------------
International Equity               9%
Emerging Markets Equity            0%
International Fixed Income         0%
Emerging Markets Debt              0%

(1) See attached notice which details the per share amount of foreign taxes paid by country and the per share amount of each dividend that represents income derived from sources within each country.

* Items (A), (B) and (C) are based on the percentage of each fund's total distribution.
** Item (D) is based on the percentage of ordinary income of each fund.

NOTICE TO SHAREHOLDERS
================================================================================
SEI INSTITUTIONAL INTERNATIONAL TRUST -- FEBRUARY 28, 1998 (UNAUDITED)

FOR TAXPAYERS FILING ON A CALENDAR YEAR BASIS, THIS NOTICE IS FOR INFORMATIONAL PURPOSES ONLY.

The SEI Institutional International Trust -- International Equity Portfolio and Emerging Markets Equity Portfolio have made an election under Section 853 of the Internal Revenue Code (the "Code") to provide a foreign tax deduction or credit to their shareholders for the fiscal year ended February 28, 1998. The information provided below is pertinent to taxpayers who meet the following two criteria: 1) file a U.S. Federal Income Tax Return and 2) held shares of the Portfolio on the dividend record date of December 31, 1997 and satisfy the applicable requirements of the Code.
     The amount per share of income from and foreign taxes paid to each country is listed in the following schedules:

               INTERNATIONAL EQUITY PORTFOLIO
                       CLASS A             CLASS D
                 GROSS     FOREIGN     GROSS     FOREIGN
COUNTRY        DIVIDEND  TAXES PAID  DIVIDEND  TAXES PAID
----------     --------  ----------  --------  ----------
Australia       $0.0118    $0.0003    $0.0015   $0.0003
Austria          0.0007     0.0001     0.0006    0.0001
Belgium          0.0016     0.0003     0.0016    0.0003
Canada           0.0018     0.0003     0.0018    0.0003
Denmark          0.0012     0.0002     0.0012    0.0002
Finland          0.0003     0.0001     0.0003    0.0001
France           0.0169     0.0022     0.0166    0.0022
Germany          0.0078     0.0010     0.0076    0.0010
Great Britain    0.0604     0.0098     0.0593    0.0098
Hong Kong        0.0107     0.0000     0.0105    0.0000
Ireland          0.0002     0.0000     0.0002    0.0000
Italy            0.0045     0.0006     0.0044    0.0006
Japan            0.0181     0.0031     0.0178    0.0031
Malaysia         0.0031     0.0008     0.0031    0.0008
Netherlands      0.0102     0.0017     0.0101    0.0017
Norway           0.0023     0.0004     0.0022    0.0004
New Zealand      0.0005     0.0004     0.0005    0.0004
Singapore        0.0024     0.0006     0.0024    0.0006
Spain            0.0052     0.0009     0.0051    0.0009
Sweden           0.0050     0.0009     0.0050    0.0009
Switzerland      0.0052     0.0009     0.0051    0.0009
United States    0.0001     0.0000     0.0001    0.0000
                -------    -------    -------   -------
                $0.1700    $0.0246    $0.1670   $0.0246
                =======    =======    =======   =======
38

NOTES

NOTES

===========================
SEI INSTITUTIONAL
===========================
INTERNATIONAL TRUST
===========================
ANNUAL REPORT
===========================
FEBRUARY 28, 1998


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Frank E. Morris
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER
Mark E. Nagle
CONTROLLER, CHIEF FINANCIAL OFFICER
Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY
Sandra K. Orlow
VICE PRESIDENT, ASSISTANT SECRETARY
Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY
Kathryn L. Stanton
VICE PRESIDENT, ASSISTANT SECRETARY
Richard W. Grant
SECRETARY

INVESTMENT ADVISORS
INTERNATIONAL EQUITY PORTFOLIO
SEI Investments Management Corporation

EMERGING MARKETS EQUITY PORTFOLIO
SEI Investments Management Corporation

INTERNATIONAL FIXED INCOME PORTFOLIO
Strategic Fixed Income L.P.

EMERGING MARKETS DEBT PORTFOLIO
SEI Investments Management Corporation

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP




THIS ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR MORE INFORMATION CALL 1[BULLET]800[BULLET]DIAL[BULLET]SEI/
1[BULLET]800[BULLET]342[BULLET]5734
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[SEI LOGO OMITTED]
INVESTMENTS DISTRIBUTION CO.
Oaks, PA
19456-1100
800-DIAL-SEI/800-342-5734

SEI-F-018-07